[LOGO] THE RESERVE FUNDS
       Founders of "America's First Money Fund" Est. 1970


1250 Broadway, New York, NY 10001-3701
(212) 401-5500

GENERAL INFORMATION AND 24-HOUR YIELD AND BALANCE INFORMATION
800-637-1700

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor--Resrv Partners, Inc.

RF/ANNUAL 07/99

                                 [LOGO]  THE
                                       RESERVE
                                        FUNDS
                                     Founders of
                             "America's First Money Fund"
                                       Est. 1970


                                ANNUAL REPORT

                        RESERVE PRIVATE EQUITY SERIES

                          BLUE CHIP GROWTH FUND
                          INFORMED INVESTORS GROWTH FUND
                          INTERNATIONAL EQUITY FUND
                          LARGE-CAP GROWTH FUND
                          MID-CAP EQUITY FUND
                          SMALL-CAP GROWTH FUND


                                  MAY 31, 1999

                        RESERVE BLUE CHIP GROWTH FUND


                             Blue Chip
                              Growth        S&P 500
                             ---------      -------
        10/28/94              $10,000       $10,000
        05/31/99               27,572        27,468


        Total return represents the increase in value of an investment over the period from October 28, 1994 (inception) to May 31, 1999. The Fund's return reflects the maximum sales charge imposed at the time. On October 31, 1997, the Fund eliminated the sales charge, so future returns may be higher than those reflected above. Past performance is not indicative of future results.

To the Shareholders of Reserve Blue Chip Growth Fund:

The Reserve Blue Chip Growth Fund returned 46.62% for the twelve-month period ended May 31, 1999, while the Standard & Poor's 500 Index ("S&P 500"), the Fund's primary benchmark, returned 19.35%.

Since we reported to you last year, strong economic growth, robust corporate profits, low interest rates, and subdued inflation contributed once again to an environment for double digit gains. A strong rebound in the general market, which took hold in the fourth quarter, continued into 1999 with the Dow Jones Industrial Average breaking the 10,000 mark in late March while most other market indices were also setting record highs.

During this period your Fund has remained focused on high quality companies with consistent earnings growth, approximately 75% of the Portfolio's holdings invested in the top 100 companies of the S&P 500. These companies are well-managed, financially sound industry leaders with proven track records.

As we enter a new fiscal year, we believe that the long-term outlook for investing remains favorable. We will continue to pay close attention to sector weightings within the portfolio, and follow our strict sell discipline. We will also continue our focus on large-cap, high-quality, industry-dominant companies. Because we believe that these are the companies best equipped financially, operationally and market-wise to participate in a growing global economy.

ROBERT J. VILE, MANAGING DIRECTOR, TRAINER, WORTHAM & COMPANY, INC., SUB-ADVISOR

                     RESERVE INFORMED INVESTORS GROWTH FUND


                             Informed
                             Investors      S&P 500
                             ---------      -------
        12/28/94              $10,000       $10,000
        05/31/99               22,065        28,239


        Total return represents the increase in value of an investment over the period from December 28, 1994 (inception) to May 31, 1999. The Fund's return reflects the maximum sales charge imposed at the time. On October 31, 1997, the Fund eliminated the sales charge, so future returns may be higher than those reflected above. Past performance is not indicative of future results.

To the Shareholder of the Informed Investors Growth Fund

The six-month return (through June 30) for the fund was 25.6% compared to 12.4% for the S&P index.

Today, market indicators are sending decidedly mixed signals, triggered by the conflicting trends of the long-term versus the short-term outlook. Short-term, for example, the stockmarket anticipates continued low inflation, a rebound in foreign economies (notably in Asia), higher corporate profits, a strong dollar and reasonably stable interest rates. These anticipations are seemingly incompatible with long-term economic realities and this is reflected in the continued uncertainty and high price volatility that plagues most markets, worldwide.

Interest rates are unlikely to surge because of the absence of inflation concerns, but strong credit demands are likely to block a measurable decline in rates. The bond market faces the largest aggregate corporate bond demand in recent history, and not withstanding the purported government surplus, U.S. government spending is rising at the fastest rate in eight years, and is still accelerating.

Long-term, there are a number of imbalances facing the market: the tight labor market, the soaring trade deficit (and the accompanying trend of capital outflow), a negative private savings rate for the first time in 65 years, a record level of corporate and private leverage and debt, and the most extreme stock market valuation in history.

Nevertheless, the doomsayers to the contrary, the current market expansion is now 100 months old: six more months and it will become the longest in U.S. history. The U.S. is truly in an historical era of economic growth.

Looking to the future, it is important to keep in mind that the current revolution in information and commerce is the most transforming event in human history. It is truly the megatrend of all time. The Internet industry, alone among all others, is the only industry where one can be most certain that in ten years it will at least be ten times larger than it is today.

Without question, the U.S. is, and will remain, the dominant and controlling force in this revolution. The expectation from here is for higher prices; that the recent rally in so called "value" stocks constitutes only a much-needed broadening phase in the market and, most important of all, that the ultimate performance advantage will continue to come from selected technology and internet stocks, the primary sector concentration of the Fund at this time.

    THOMAS H. FITZGERALD, JR., PRESIDENT, T. H. FITZGERALD & CO. SUB-ADVISOR

                       RESERVE INTERNATIONAL EQUITY FUND


                           International
                              Equity          EAFE
                           -------------    --------
        07/13/95              $10,000       $10,000
        05/31/99               11,988        12,394


        Total return represents the increase in value of the investment over the period from July 13, 1995 (inception) to May 31, 1999. The Fund's return reflects the maximum sales charge imposed at the time. On October 31, 1997, the Fund eliminated the sales charge, so future returns may be higher than those reflected above. Past performance is not indicative of future results.

To the Shareholders of the Reserve International Fund

At the start of the year the euro was declining and, with the major portion of our stocks denominated in this currency, the performance of the Fund was disappointing. Adding to our difficulty was the worldwide rotation from growth stocks (our exclusive area of interest) to heavy cyclicals, natural resources and commodity producers. More recently, the euro has found strength and, together with a shift back to growth stocks, our performance has picked up significantly. Specifically, for the year ended May 31, 1999, we were down 4%, yet we were up 8.47% July 21, 1999, year-to-date. The German and French economies are now showing encouraging signs that business optimism is improving, which combined with our concentration in growth companies, bodes well from now through 2000. More promise comes from the much lower price/earning multiples for our holdings compared to U.S. issues.

Market conditions are also more favorable in Asia, consequently, our allocation to the region, particularly Japan, has increased. This reversal is being further propelled by foreign buying, improved business confidence and export/import data that provides convincing evidence that the Asian recovery is truly broad-based.

As to Latin America, difficulties in Argentina and Brazil have caused us to concentrate on Mexico, which continues to benefit from the strength of the U.S. economy, but the entire region still represents only 4.4% of assets.

    NICHOLAS REITENBACH, SENIOR VICE PRESIDENT, PINNACLE ASSOCIATES, LTD.,
                                 SUB-ADVISOR

                         RESERVE LARGE-CAP GROWTH FUND


                             Large-Cap
                               Value        S&P 500
                             ---------      -------
        01/02/96              $10,000       $10,000
        05/31/99               21,417        19,314


        Total return represents the increase in value of an investment over the period from January 2, 1996 (inception) to May 31, 1999. The Fund's return reflects the maximum sales charge imposed at the time. On October 31, 1997, the Fund eliminated the sales charge, so future returns may be higher than those reflected above. Past performance is not indicative of future results.

To the Shareholders of the Reserve Large-Cap Growth Fund:

Your portfolio produced solid, double-digit gains, for the year ended May 31, 1999, of 21.1% against our benchmark S&P 500 Index return of 19.4%. The Fund owns interest in 28 enterprises focusing on large, multi-national firms with strong brands and substantial market share. The Fund's sector emphasis remains in Health Care, Technology, Finance and Consumer Non-durables. Our positive outlook for these stocks is based on several factors. First, is a growing world population that enjoys improved longevity thanks to continued advances in drugs and preventive care. It is worth noting that Medicare reform and government intervention, in terms of regulated drug pricing, could potentially hurt the medical products industry. Nevertheless, well-managed drug companies with compelling products should continue to generate superior long-term earnings. Other businesses with popular brand names and exceptional service also stand to benefit from this expanding consumer base. As always, the best investment opportunities will be those firms that can produce desirable products and deliver them to the customer in a cost-effective manner.

Corporate productivity gains continue as businesses use technology to enhance the utilization of both human and physical capital, while global excess capacity and trading competition are putting downward pressure on commodity prices. Indeed, the price of gold has hit 20-year lows. These factors have helped to produce a very stable and tame inflation environment, which in turn helps to keep interest rates low. Equally important, the growing acceptance of electronic commerce has created a secular disinflationary force. A blossoming virtual marketplace has empowered the consumer with an unprecedented amount of information and access to merchandise. It will become critical for successful businesses to leverage their management expertise and brand power to avoid competing strictly on price. Paradoxically, as this information flow increases, customers will find comfort and convenience in quality, brand name products and services.

Thank you for your continued investment in the Reserve Large-Cap Growth Fund.

   PETER D. SIPHRON, VICE-PRESIDENT, SIPHRON CAPITAL MANAGEMENT, SUB ADVISER

                          RESERVE MID-CAP EQUITY FUND


                              Mid-Cap       Russell
                              Growth          2000
                             ---------      -------
        03/13/96              $10,000       $10,000
        05/31/99               11,671        13,585



        Total return represents the increase in value of an investment over the period from March 13, 1996 (inception) to May 31, 1999. The Fund's return reflects the maximum sales charge imposed at the time. On October 31, 1997, the Fund eliminated the sales charge, so future returns may be higher than those reflected above. Past performance is not indicative of future results.

To the Shareholders of the Reserve Mid-Cap Equity Fund:

The Board of Trustees has decided to liquidate the fund as of July 31, 1999.

                        RESERVE MANAGEMENT COMPANY, INC.

                         RESERVE SMALL-CAP GROWTH FUND


                             Small Cap     Russell-2000
                              Growth       Growth Index
                             ---------     ------------
        11/14/94              $10,000         $10,000
        05/31/99               23,308          16,879


        Total return represents the increase in value of an investment over the period from November 14, 1994 (inception) to May 31, 1999. The Fund's return reflects the maximum sales charge imposed at the time. On October 31, 1997, the Fund eliminated the sales charge, so future returns may be higher than those reflected above. Past performance is not indicative of future results.

To the Shareholders of the Reserve Small-Cap Growth Fund:

For the year ending May 31, 1999 your Fund returned 41.72% while our small cap growth benchmark, the Russell 2000(Registered) Growth Index, returned 2.30%. Since inception, your Fund has more than doubled the performance of its benchmark 144% against 72.2% and this excellent performance was achieved at a time when small company investing was out of favor. Now the good news, sentiment for investing in small company stocks has shifted to being quite positive among professional investors for the remainder of 1999 and into the millennium.

Our core investment belief is that earnings growth is the primary determinant of equity returns and that fundamental research can identify those dynamic companies with outstanding growth potential. Last year our bottom-up, rigorous, fundamental research identified companies in a number of different areas that contributed to your Fund's strong performance. Select investments in technology, telecommunications, healthcare, and consumer services companies all made positive contributions. We believe that the current technology cycle will not be a short one. The rest of the world is beginning to understand the significant competitive advantage that the United States possesses as a result of its commitment to spending in this area. As a percent of GDP, the United States spends roughly twice that of Germany and Japan. These countries and others are beginning to ratchet up spending levels in an attempt to close the gap. The amounts of money involved are enormous and the implications extremely positive.

For the remainder of the year we expect a slower growth environment in which Roanoke's practice of individual stock selection rather than index investing will be key. Taken together, the small cap growth companies in your Fund are growing their earnings at better than four times the rate of the large-company S&P 500(Registered) which Goldman, Sachs & Co. expects to be only 7% for 1999. Another source of encouragement is that by all sorts of measures, small cap stocks are cheaper than big cap stocks. Over the past few quarters the valuation gap had become extreme. We are now at the beginning of a very exciting period for small company investors because, as the valuation gap normalizes our asset class should perform particularly well -- and for a long period.

   EDWIN G. VROOM AND ADELE S. WEISMAN, CO-PORTFOLIO MANAGERS, ROANOKE ASSET
                         MANAGEMENT CORP., SUB-ADVISER

              RESERVE PRIVATE EQUITY SERIES--BLUE CHIP GROWTH FUND

                SCHEDULE OF PORTFOLIO INVESTMENTS--MAY 31, 1999

                                                                                                                  VALUE
SHARES    COMMON STOCKS -- 99.7%                                                                                (NOTE 1)
-------   ----------------------                                                                              -----------
          BANKS -- 3.1%
  5,125   Bank of America Corp.............................................................................    $   331,523
                                                                                                               -----------
          BIO-TECHNOLOGY -- 3.2%
  5,350   AMGEN Inc.*......................................................................................        338,388
                                                                                                               -----------
          CABLE-TV -- 4.8%
  6,840   Mediaone Group *.................................................................................        504,017
                                                                                                               -----------
          COMMUNICATION RADIO -- 2.4%
  9,775   Infinity Broadcasting Co.*.......................................................................        249,873
                                                                                                               -----------
          COMPUTER MEMORY DEVICES -- 3.6%
  3,850   EMC Corp.*.......................................................................................        383,556
                                                                                                               -----------
          COMPUTER MICROSYSTEMS -- 7.3%
  8,475   Dell Computer Corp.*.............................................................................        291,858
  4,100   IBM Corp.........................................................................................        476,881
                                                                                                               -----------
                                                                                                                   768,739
                                                                                                               -----------
          COMPUTER NETWORKING -- 4.0%
  3,862   Cisco Systems, Inc. *............................................................................        420,475
                                                                                                               -----------
          COMPUTER SOFTWARE -- 9.7%
  2,625   America Online, Inc.*............................................................................        313,359
  3,200   Inktomi Corp*....................................................................................        329,600
  4,750   Microsoft Corp.*.................................................................................        383,266
                                                                                                               -----------
                                                                                                                 1,026,225
                                                                                                               -----------
          DRUGS -- 2.8%
  4,700   Warner Lambert Company...........................................................................        291,400
                                                                                                               -----------
          ELECTRONICS -- 3.4%
  3,550   General Electric Company.........................................................................        360,991
                                                                                                               -----------
          FINANCIAL/BUSINESS SERVICES -- 11.9%
  3,225   Charles Schwab Corp..............................................................................        341,245
  6,000   Citigroup, Inc...................................................................................        397,500
  2,525   Fannie Mae Corp..................................................................................        171,700
  3,625   Morgan Stanley-Dean Witter.......................................................................        349,813
                                                                                                               -----------
                                                                                                                 1,260,258
                                                                                                               -----------
          INSURANCE -- 2.5%
  2,325   American International Group, Inc................................................................        265,777
                                                                                                               -----------
          MANUFACTURING DIVERSIFIED -- 3.3%
  6,375   Soletron Corp.*..................................................................................        349,031
                                                                                                               -----------
          MEDICAL SUPPLIES -- 4.4%
  4,325   Pfizer Inc. *....................................................................................        462,775
                                                                                                               -----------
          OFFICE AND BUSINESS EQUIPMENT -- 2.1%
  7,612   Staples, Inc.*...................................................................................        218,845
                                                                                                               -----------
          PHARMACEUTICALS -- 3.0%
  4,775   Merck & Company..................................................................................        322,313
                                                                                                               -----------

              RESERVE PRIVATE EQUITY SERIES--BLUE CHIP GROWTH FUND

                                                                                                                  VALUE
SHARES    COMMON STOCKS--99.7% (CONTINUED)                                                                      (NOTE 1)
-------                                                                                                        -----------
          RADIO, TV & BROADCAST COMMUNICATION EQUIPMENT -- 3.1%
  4,975   Clear Channel Comm.*.............................................................................    $   328,661
                                                                                                               -----------
          RETAIL-SPECIALTY -- 2.5%
  2,600   CMGI Inc. *......................................................................................        269,425
                                                                                                               -----------
          SEMICONDUCTORS -- 3.6%
  6,975   Intel Corp.......................................................................................        377,086
                                                                                                               -----------
          TELECOMMUNICATION -- 14.8%
  5,925   AT&T Corp........................................................................................        328,838
  4,975   AT&T Liberty Media*..............................................................................        323,375
 10,650   QWEST Communications Int'l*......................................................................        451,959
  5,350   WorldCom, Inc.*..................................................................................        462,106
                                                                                                               -----------
                                                                                                                 1,566,278
                                                                                                               -----------
          TELECOMMUNICATIONS EQUIPMENT -- 4.2%
  7,750   Lucent Technologies, Inc.                                                                                440,781
                                                                                                               -----------
          Total Common Stocks (Cost $8,212,865)............................................................     10,536,417

          SHORT-TERM INVESTMENTS--2.3%
250,000   Reserve Institutional Trust: U.S. Government Class A (Cost $250,000).............................        250,000
                                                                                                               -----------
          TOTAL INVESTMENTS (COST $8,462,865).................................................    102.0%        10,786,417
          LIABILITIES, LESS OTHER ASSETS......................................................     (2.0)          (214,751)
                                                                                                  ------       -----------
          NET ASSETS..........................................................................    100.0%       $10,571,666
                                                                                                  ------       -----------
                                                                                                  ------       -----------

---------------

  Value of investments are shown as a percentage of net assets.

* Non-income producing security.

  For Federal income tax purposes the tax basis for investments owned at May 31, 1999, was $8,462,865; the aggregate gross unrealized appreciation was $2,632,641 and the aggregate gross unrealized depreciation was $309,089.

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE PRIVATE EQUITY SERIES--BLUE CHIP GROWTH FUND

               STATEMENT OF ASSETS AND LIABILITIES--MAY 31, 1999

ASSETS:
  Investments in securities, at value (cost $8,462,865)...................................................   $10,786,417
  Cash....................................................................................................        22,168
  Receivable for securities sold..........................................................................       901,753
  Receivable for Fund shares sold.........................................................................        15,000
  Dividend and interest receivable........................................................................         3,712
                                                                                                             -----------
    Total Assets..........................................................................................    11,729,050
                                                                                                             -----------
LIABILITIES:
  Payable for securities purchased........................................................................     1,157,192
  Payable for Fund shares repurchased.....................................................................           192
                                                                                                             -----------
    Total Liabilities.....................................................................................     1,157,384
                                                                                                             -----------
NET ASSETS (NOTES 1 & 5):
  Net assets consisting of 507,126 Class R shares and 122 Class I shares outstanding ($.001 par value)....   $10,571,666
                                                                                                             -----------
                                                                                                             -----------
NET ASSET VALUE PER SHARE (offering and redemption price per share):
  Class R ($10,570,042/507,126)...........................................................................   $     20.84
                                                                                                             -----------
                                                                                                             -----------
  Class I ($1,624/122)....................................................................................   $     13.29
                                                                                                             -----------
                                                                                                             -----------
COMPOSITION OF NET ASSETS:
  Capital Stock...........................................................................................           507
  Paid in surplus.........................................................................................     5,896,645
  Accumulated net realized gain on investments............................................................     2,350,962
  Net unrealized appreciation on investments..............................................................     2,323,552
                                                                                                             -----------
NET ASSETS................................................................................................   $10,571,666
                                                                                                             -----------
                                                                                                             -----------
                                                STATEMENT OF OPERATIONS

                                            FOR THE YEAR ENDED MAY 31, 1999

INVESTMENT INCOME:
  Dividends...............................................................................................   $    54,132
  Interest................................................................................................         3,364
                                                                                                             -----------
    Total Investment Income...............................................................................        57,496
                                                                                                             -----------
EXPENSES:
  Comprehensive fee (Note 3)..............................................................................       128,465
  Distribution fee (Note 3)...............................................................................        24,979
                                                                                                             -----------
    Total Expenses........................................................................................       153,444
                                                                                                             -----------
Net Investment Loss.......................................................................................       (95,948)
                                                                                                             -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTE 2):
  Net realized gain on investments........................................................................     2,917,573
  Net change in unrealized appreciation on investments....................................................     1,150,092
                                                                                                             -----------
  Net realized and unrealized gain on investments.........................................................     4,067,665
                                                                                                             -----------
  Net Increase in Net Assets Resulting from Operations....................................................   $ 3,971,717
                                                                                                             -----------
                                                                                                             -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE PRIVATE EQUITY SERIES--BLUE CHIP GROWTH FUND

                       STATEMENT OF CHANGES IN NET ASSETS

               FOR THE YEARS ENDED MAY 31, 1999 AND MAY 31, 1998

                                                                                                    1999           1998
                                                                                                 -----------    ----------
INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
  Net investment loss.........................................................................   $   (95,948)   $  (60,696)
  Net realized gain from investment transactions..............................................     2,917,573       551,668
  Net change in unrealized appreciation on investments........................................     1,150,092       671,426
                                                                                                 -----------    ----------
  Net increase in net assets resulting from operations........................................     3,971,717     1,162,398
                                                                                                 -----------    ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gain on investments............................................................      (631,531)   (1,176,380)
                                                                                                 -----------    ----------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 4):
  Net proceeds from sale of shares............................................................     2,209,195     2,637,887
  Reinvestment of distributions...............................................................       608,358     1,120,379
  Cost of shares redeemed.....................................................................    (4,118,126)     (686,091)
                                                                                                 -----------    ----------
  Net increase (decrease) in net assets resulting from capital share transactions.............    (1,300,573)    3,072,175
                                                                                                 -----------    ----------
  Net increase in net assets..................................................................     2,039,613     3,058,193
NET ASSETS:
  Beginning of year...........................................................................     8,532,053     5,473,860
                                                                                                 -----------    ----------
  End of year.................................................................................   $10,571,666    $8,532,053
                                                                                                 -----------    ----------
                                                                                                 -----------    ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

         RESERVE PRIVATE EQUITY SERIES--INFORMED INVESTORS GROWTH FUND

                SCHEDULE OF PORTFOLIO INVESTMENTS--MAY 31, 1999

                                                                                                                  VALUE
SHARES    COMMON STOCKS--90.0%                                                                                  (NOTE 1)
-------   --------------------                                                                                  ----------
          APPLICATIONS SOFTWARE -- 2.4%
  2,000   Citrix Systems, Inc...............................................................................    $   98,875
                                                                                                                ----------
          BUSINESS FINANCIAL SERVICES -- 8.5%
 11,800   American Diversified Holdings ....................................................................        70,800
    900   Charles Schwab Corp...............................................................................        95,232
  1,200   Donaldson, Lufkin & Jenrette......................................................................        80,400
  1,100   Morgan Stanley-Dean Witter........................................................................       106,150
                                                                                                                ----------
                                                                                                                   352,582
                                                                                                                ----------
          COMMUNICATIONS EQUIPMENT -- 6.6%
  2,800   Qualcomm, Inc.*...................................................................................       272,300
                                                                                                                ----------
          COMPUTERS -- 3.1%
  1,000   At Home Corporation*..............................................................................       126,750
                                                                                                                ----------
          COMPUTER DATA SERVICES -- 2.5%
    900   Verisign, Inc.*...................................................................................       106,650
                                                                                                                ----------
          COMPUTER MEMORY DEVICES -- 2.7%
  1,100   EMC, Corp.*.......................................................................................       109,588
                                                                                                                ----------
          COMPUTER MICROSYSTEMS -- 10.1%
    900   Doubleclick, Inc.*................................................................................        87,694
  3,300   Net Bank*.........................................................................................       140,663
  2,200   PSI Net*..........................................................................................        97,900
  2,400   Security First Technologies*......................................................................        92,100
                                                                                                                ----------
                                                                                                                   418,357
                                                                                                                ----------
          COMPUTER NETWORKING -- 4.0%
  1,500   Cisco Systems, Inc.*..............................................................................       163,313
                                                                                                                ----------
          COMPUTER SOFTWARE -- 10.3%
  1,800   America Online, Inc. *............................................................................       214,875
  1,600   E Trade Group*....................................................................................        71,200
    800   Microsoft Corp. *.................................................................................        64,550
    500   Yahoo!, Inc.*.....................................................................................        74,000
                                                                                                                ----------
                                                                                                                   424,625
                                                                                                                ----------
          ELECTRONIC COMPONENTS -- 4.9%
  2,100   Broadcom Corp.--Class A*..........................................................................       201,075
                                                                                                                ----------
          INTERNET SOFTWARE -- 3.6%
    900   Lycos, Inc.*......................................................................................        90,450
    800   Realnetworks, Inc.*...............................................................................        56,700
                                                                                                                ----------
                                                                                                                   147,150
                                                                                                                ----------
          PACKAGE SOFTWARE -- 2.4%
  2,200   Siebel Systems, Inc...............................................................................       100,165
                                                                                                                ----------
          PHARMACEUTICALS -- 2.8%
  2,200   VISX, Inc.*.......................................................................................       114,263
                                                                                                                ----------
          RETAIL INTERNET -- 6.8%
  2,900   Beyond.Com Corp.*.................................................................................        61,625
    800   Ebay, Inc.*.......................................................................................       141,750
    700   Priceline.com*....................................................................................        78,422
                                                                                                                ----------
                                                                                                                   281,797
                                                                                                                ----------

         RESERVE PRIVATE EQUITY SERIES--INFORMED INVESTORS GROWTH FUND

                                                                                                                  VALUE
SHARES    COMMON STOCKS--90.0% (CONTINUED)                                                                      (NOTE 1)
-------   --------------------------------                                                                      ----------
          RETAIL--SPECIALTY -- 6.1%
    900   Amazon.com, Inc.*.................................................................................    $  106,875
  1,400   CMGI, Inc.*.......................................................................................       145,075
                                                                                                                ----------
                                                                                                                   251,950
                                                                                                                ----------
          SEMICONDUCTOR, RELATED DEVICES -- 4.0%
  1,500   Texas Instruments, Inc............................................................................       164,063
                                                                                                                ----------
          TELECOMMUNICATIONS -- 6.4%
  3,200   Global Crossings Ltd.*............................................................................       151,800
  1,600   Nokia Corp., Class A..............................................................................       113,600
                                                                                                                ----------
                                                                                                                   265,400
                                                                                                                ----------
          TELECOMMUNICATIONS EQUIPMENT -- 2.8%
  2,000   Lucent Technologies, Inc..........................................................................       113,750
                                                                                                                ----------
          Total Common Stocks (Cost $3,610,437).............................................................    3,712, 653
                                                                                                                ----------
          SHORT-TERM INVESTMENTS -- 8.8%
120,000   Reserve Funds U.S. Treasury.......................................................................       120,000
244,000   Reserve Institutional Trust:
          U.S. Government Class A...........................................................................       244,000
                                                                                                                ----------
          Total Short-Term Investments (Cost $364,000)......................................................       364,000
          TOTAL INVESTMENTS (COST $3,974,437)..................................................     98.8%        4,076,653
          OTHER ASSETS, LESS LIABILITIES.......................................................      1.2            47,465
                                                                                                   ------       ----------
          NET ASSETS...........................................................................    100.0%       $4,124,118
                                                                                                   ------       ----------
                                                                                                   ------       ----------

---------------

Value of investments are shown as a percentage of net assets.

* Non-income producing security.

  For Federal income tax purposes the tax basis for investments owned at May 31, 1999, was $3,974,437; the aggregate gross unrealized appreciation was $494,824 and the aggregate gross unrealized depreciation was $392,608.


                       SEE NOTES TO FINANCIAL STATEMENTS.

         RESERVE PRIVATE EQUITY SERIES--INFORMED INVESTORS GROWTH FUND

               STATEMENT OF ASSETS AND LIABILITIES--MAY 31, 1999

ASSETS:
  Investments in securities, at value (cost $3,974,437)....................................................   $4,076,653
  Cash.....................................................................................................       68,476
  Receivable for securities sold...........................................................................       27,694
  Receivable for Fund shares sold..........................................................................       10,159
  Dividend and interest receivable.........................................................................          353
                                                                                                              ----------
    Total Assets...........................................................................................    4,183,335
                                                                                                              ----------
LIABILITIES:
  Payable for securities purchased.........................................................................       58,444
  Other payables and accrued expenses......................................................................          773
                                                                                                              ----------
    Total Liabilities......................................................................................       59,217
                                                                                                              ----------
NET ASSETS (NOTES 1 & 5):
  Net assets consisting of 333,030 Class R shares and 138 Class I shares outstanding ($.001 par value).....   $4,124,118
                                                                                                              ----------
                                                                                                              ----------
NET ASSET VALUE PER SHARE (offering and redemption price per share):
  Class R ($4,122,616/333,030).............................................................................   $    12.38
                                                                                                              ----------
                                                                                                              ----------
  Class I ($1,502/138).....................................................................................   $    10.85
                                                                                                              ----------
                                                                                                              ----------
COMPOSITION OF NET ASSETS:
  Capital Stock............................................................................................          334
  Paid in surplus..........................................................................................    2,671,849
  Accumulated net realized gain on investments.............................................................    1,349,719
  Net unrealized appreciation on investments...............................................................      102,216
                                                                                                              ----------
NET ASSETS.................................................................................................   $4,124,118
                                                                                                              ----------
                                                                                                              ----------
                                                STATEMENT OF OPERATIONS

                                            FOR THE YEAR ENDED MAY 31, 1999

INVESTMENT INCOME:
  Dividends................................................................................................   $    8,469
  Interest.................................................................................................       12,173
                                                                                                              ----------
    Total Investment Income................................................................................       20,642
                                                                                                              ----------
EXPENSES:
  Comprehensive fee (Note 3)...............................................................................       48,779
  Distribution fee Class R (Note 3)........................................................................        8,946
                                                                                                              ----------
    Total Expenses.........................................................................................       57,725
                                                                                                              ----------
Net Investment Loss........................................................................................      (37,083)
                                                                                                              ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTE 2):
  Net realized gain on investments.........................................................................    1,068,145
  Net change in unrealized appreciation on investments.....................................................       97,395
                                                                                                              ----------
  Net realized and unrealized gain on investments..........................................................    1,165,540
                                                                                                              ----------
  Net Increase in Net Assets Resulting from Operations.....................................................   $1,128,457
                                                                                                              ----------
                                                                                                              ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

         RESERVE PRIVATE EQUITY SERIES--INFORMED INVESTORS GROWTH FUND

                       STATEMENT OF CHANGES IN NET ASSETS

               FOR THE YEARS ENDED MAY 31, 1999 AND MAY 31, 1998

                                                                                                   1999           1998
                                                                                                -----------    -----------
INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
  Net investment loss........................................................................   $   (37,083)   $   (53,234)
  Net realized gain from investment transactions.............................................     1,068,145      1,534,443
  Net change in unrealized appreciation (depreciation) on investments........................        97,395       (460,178)
                                                                                                -----------    -----------
  Net increase in net assets resulting from operations.......................................     1,128,457      1,021,031
                                                                                                -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gain on investments...........................................................      (510,792)    (1,379,149)
                                                                                                -----------    -----------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 4):
  Net proceeds from sale of shares...........................................................     2,948,622        928,647
  Reinvestment of distributions..............................................................       508,666      1,007,930
  Cost of shares redeemed....................................................................    (4,285,126)    (2,734,101)
                                                                                                -----------    -----------
  Net decrease in net assets resulting from capital share transactions.......................      (827,838)      (797,524)
                                                                                                -----------    -----------
  Net decrease in net assets.................................................................      (210,173)    (1,155,642)
NET ASSETS:
  Beginning of year..........................................................................     4,334,291      5,489,933
                                                                                                -----------    -----------
  End of year................................................................................   $ 4,124,118    $ 4,334,291
                                                                                                -----------    -----------
                                                                                                -----------    -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

          THE RESERVE PRIVATE EQUITY SERIES--INTERNATIONAL EQUITY FUND

                SCHEDULE OF PORTFOLIO INVESTMENTS--MAY 31, 1999

                                                                                                                  VALUE
SHARES    COMMON STOCKS -- 93.2%                                                                                (NOTE 1)
-------   ----------------------                                                                               -----------
          AUSTRALIA -- .9%
 30,600   Colonial Limited.................................................................................    $   109,133
                                                                                                               -----------
          DENMARK -- .7%
  1,300   Vesta Wind Systems...............................................................................         89,288
                                                                                                               -----------
          FINLAND -- 7.5%
  3,800   Jot Automation Group Oyj.........................................................................        149,903
  9,000   Nokia Oyj Series A...............................................................................        639,211
  4,000   TT Tieto Oy......................................................................................        139,547
                                                                                                               -----------
                                                                                                                   928,661
                                                                                                               -----------
          FRANCE -- 6.3%
    380   Altran Technologies SA...........................................................................         85,915
  1,100   AXA..............................................................................................        126,582
  1,225   Cap Gemini.......................................................................................        176,176
    720   Carrefour........................................................................................         94,325
  1,800   Infogrames Entertainment.........................................................................        127,092
    910   Societe Generale-A...............................................................................        165,085
                                                                                                               -----------
                                                                                                                   775,175
                                                                                                               -----------
          GERMANY -- 2.1%
  1,900   Mannesmann AG....................................................................................        259,204
                                                                                                               -----------
          HONG KONG -- 6.3%
 26,000   Bank of East Asia................................................................................         57,002
 25,000   Cheung Kong Holdings Ltd.........................................................................        203,120
 16,400   Hang Seng Bank Ltd...............................................................................        175,550
  5,600   HSBC Holdings plc................................................................................        183,440
 18,891   Sun Hung Kai Properties..........................................................................        151,050
                                                                                                               -----------
                                                                                                                   770,162
                                                                                                               -----------
          ITALY -- 4.7%
  6,200   Autogrill SD SpA.................................................................................         63,733
  3,900   Banca Popolare...................................................................................        158,082
  9,400   Telecom Italia SpA...............................................................................         55,240
 29,100   Telecom Italia SpA...............................................................................        299,472
                                                                                                               -----------
                                                                                                                   576,527
                                                                                                               -----------
          JAPAN -- 15.8%
 16,000   Bank of Tokyo....................................................................................        213,230
    800   Fuji Soft ABC, Inc...............................................................................         40,276
  4,000   Fujitsu Support Service..........................................................................        460,677
    900   Hikari Tsuhin, Inc...............................................................................        147,334
  4,000   Honda Motor Co...................................................................................        163,211
  3,500   Ito En, Ltd......................................................................................        200,106
  3,800   Meiwa Estate Co., Ltd............................................................................        124,056
  8,000   Olympus Optical Co., Ltd.........................................................................         98,716
    400   Shohkoh Fund & Co., Ltd..........................................................................        222,441
  2,000   Sumisho Chemical Computer Systems................................................................         66,800
  1,000   Tokeda Chemical Industries.......................................................................         44,175
  2,500   Union Tool Co....................................................................................        158,360
                                                                                                               -----------
                                                                                                                 1,939,382
                                                                                                               -----------

          THE RESERVE PRIVATE EQUITY SERIES--INTERNATIONAL EQUITY FUND

                                                                                                                  VALUE
SHARES    COMMON STOCKS--93.2% (CONTINUED)                                                                      (NOTE 1)
-------   --------------------                                                                                 -----------
          MEXICO -- 4.4%
 26,400   Apasco SA........................................................................................    $   158,917
 23,000   Corporacion Interamericana *.....................................................................         72,906
 75,000   GPO Financiera Baname............................................................................        154,104
  1,900   Telefonos De Mexico SA...........................................................................        151,881
                                                                                                               -----------
                                                                                                                   537,808
                                                                                                               -----------
          NETHERLANDS -- 4.3%
  1,466   Aegon NV.........................................................................................        118,318
  3,408   Fortis NV........................................................................................        110,554
  7,488   Wolters Kluwer...................................................................................        300,613
                                                                                                               -----------
                                                                                                                   529,485
                                                                                                               -----------
          NORWAY -- 3.5%
  6,300   Tandberg SA......................................................................................         84,398
  9,200   Tomra Systems....................................................................................        345,327
                                                                                                               -----------
                                                                                                                   429,725
                                                                                                               -----------
          SINGAPORE -- 5.4%
 28,800   City Development.................................................................................        171,667
 18,700   Dev. Bank of Singapore...........................................................................        192,627
 17,000   Overseas Chinese Bank............................................................................        132,812
 38,000   Parkway Holdings.................................................................................         81,365
 14,000   United Overseas Bank.............................................................................         92,362
                                                                                                               -----------
                                                                                                                   670,833
                                                                                                               -----------
          SOUTH KOREA -- 4.2%
 14,300   Housing & Commercial Bank........................................................................        391,995
  8,100   Kookmin Bank.....................................................................................        122,634
                                                                                                               -----------
                                                                                                                   514,629
                                                                                                               -----------
          SPAIN -- 1.6%
  5,100   Banco Bilbao Vizcaya, SA.........................................................................         73,453
  6,196   Banco Santander, SA..............................................................................        129,050
                                                                                                               -----------
                                                                                                                   202,503
                                                                                                               -----------
          SWEDEN -- 3.1%
  2,300   Ericsson Lm Te...................................................................................         61,350
 16,850   Europolitan Housing Holding AB...................................................................        145,900
  7,700   Modern Times Group...............................................................................        169,300
                                                                                                               -----------
                                                                                                                   376,550
                                                                                                               -----------
          SWITZERLAND -- 5.7%
     10   Kudelski SA PA...................................................................................         37,620
     18   Roche Holdings...................................................................................        190,304
    450   Selecta Group--Reg...............................................................................        178,115
    820   UBS Ag-Reg.......................................................................................        237,121
     92   Zurich Allied AB.................................................................................         55,555
                                                                                                               -----------
                                                                                                                   698,715
                                                                                                               -----------

          THE RESERVE PRIVATE EQUITY SERIES--INTERNATIONAL EQUITY FUND

                                                                                                                  VALUE
SHARES    COMMON STOCKS--93.2% (CONTINUED)                                                                      (NOTE 1)
------    --------------------                                                                                 -----------
          UNITED KINGDOM -- 14.9%
  8,300   Bank of Ireland..................................................................................    $   156,150
  4,890   CMG plc..........................................................................................        128,010
 26,700   Compass Group plc................................................................................        269,855
 14,400   Dixons Group plc.................................................................................        254,121
     82   HSBC Holdings plc................................................................................          2,671
 14,600   Logica plc.......................................................................................        135,340
 18,065   Misys plc........................................................................................        150,830
  8,900   Royal Bank of Scotland...........................................................................        189,367
  5,100   Serco Group plc..................................................................................        103,696
 11,332   Smithkline Beecham plc...........................................................................        144,777
 11,081   Standard Charter plc.............................................................................        167,560
  7,150   Vodafone Group plc...............................................................................        137,825
                                                                                                               -----------
                                                                                                                 1,840,202
                                                                                                               -----------
          UNITED STATES -- 1.8%
  1,800   Eidos PLC ADR....................................................................................         59,993
  1,900   Elan Corp ADR....................................................................................        102,600
  2,500   Telesp Celular Participar ADR....................................................................         58,282
                                                                                                               -----------
                                                                                                                   220,875
                                                                                                               -----------
          Total Common Stocks (Cost $9,555,783)............................................................     11,468,857
                                                                                                               -----------
          PREFERRED STOCKS--1.1%
          ----------------------
          GERMANY -- 1.1%
     60   Porsche AG Pfd. (Cost $114,037)..................................................................        136,526
                                                                                                               -----------
          WARRANTS--.0%
          -------------
    500   Havas Advertising *, expires 5/14/2001 (Cost $0).................................................          1,077
                                                                                                               -----------
          SHORT-TERM INVESTMENTS--2.0%
          ----------------------------
250,000   Reserve Institutional Trust: U.S. Government Class A (Cost $250,000).............................        250,000
                                                                                                               -----------

          TOTAL INVESTMENTS (COST $9,919,820).................................................     96.3%        11,856,460
          OTHER ASSETS, LESS LIABILITIES......................................................      3.7            459,558
                                                                                                  ------       -----------
          NET ASSETS..........................................................................    100.0%       $12,316,018
                                                                                                  ------       -----------
                                                                                                  ------       -----------

---------------

Value of investments are shown as a percentage of net assets.

ADR -- American Depository Receipt.

* Non-income producing.

  For Federal income tax purposes the tax basis for investments owned on May 31,1999 was $9,919,820; aggregate gross unrealized appreciation was $2,363,113 and the aggregate unrealized gross depreciation was $426,473.

                       SEE NOTES TO FINANCIAL STATEMENTS.

          THE RESERVE PRIVATE EQUITY SERIES--INTERNATIONAL EQUITY FUND

INDUSTRY COMPOSITION
--------------------

INDUSTRY                                                                PERCENT
--------                                                                -------
Auto/Truck Manufacturers...........................................       2.6%
Building & Housing.................................................       1.3
Cellular Telephone.................................................       3.7
Chemicals..........................................................        .4
Commercial Banks...................................................      18.5
Computers Software.................................................       3.8
Consumer Products..................................................       3.0
Drugs & Health Care................................................       4.5
Electronics........................................................       1.1
Entertainment & Leisure............................................        .6
Financial Services.................................................       6.2
Food & Drink.......................................................       1.7
Insurance Companies................................................       2.4
IT Service.........................................................       8.1
Lodging & Restaurants..............................................       2.9
Machinery..........................................................       4.8
Media..............................................................       1.4
Photo Equipment & Film.............................................        .8
Publishing.........................................................       2.6
Real Estate Development............................................       5.5
Retailing..........................................................       4.6
Service Companies..................................................       2.4
Telecommunications.................................................      10.2
Telephone Utilities................................................       1.2
Short-Term Investments.............................................       2.0
Other Assets, Less Liabilities.....................................       3.7
                                                                        -----
PERCENT OF NET ASSETS..............................................     100.0%
                                                                        -----
                                                                        -----

                       SEE NOTES TO FINANCIAL STATEMENTS.

            RESERVE PRIVATE EQUITY SERIES--INTERNATIONAL EQUITY FUND

               STATEMENT OF ASSETS AND LIABILITIES--MAY 31, 1999

ASSETS:
  Investments in securities, at value (cost $9,919,820)..............................................   $11,856,460
  Cash...............................................................................................       426,240
  Receivable for securities sold.....................................................................       120,155
  Receivable for Fund shares sold....................................................................       480,000
  Dividend and interest receivable...................................................................        16,163
  Foreign dividend reclaim receivable................................................................        12,894
  Miscellaneous receivable...........................................................................         5,581
                                                                                                        -----------
    Total Assets.....................................................................................    12,917,493
                                                                                                        -----------

LIABILITIES:
  Payable for securities purchased...................................................................       268,135
  Payable for Fund shares repurchased................................................................       333,340
                                                                                                        -----------
    Total Liabilities................................................................................       601,475
                                                                                                        -----------

NET ASSETS (NOTES 1 & 5):
  Net assets consisting of 967,588 of Class R shares and 115 of Class I shares outstanding ($.001 par
    value)...........................................................................................   $12,316,018
                                                                                                        -----------
                                                                                                        -----------

NET ASSET VALUE PER SHARE (offering and redemption price per share):
  Class R ($12,314,729/967,588)......................................................................   $     12.73
                                                                                                        -----------
                                                                                                        -----------
  Class I ($1,289/115)...............................................................................   $     11.21
                                                                                                        -----------
                                                                                                        -----------

COMPOSITION OF NET ASSETS:
  Capital Stock......................................................................................   $       968
  Paid in
surplus..............................................................................................    11,101,473
  Undistributed net investment loss..................................................................       (75,445)
  Accumulated net realized loss on investments and foreign currency transactions.....................      (646,805)
  Net unrealized gain on investments and foreign currency transactions...............................     1,935,827
                                                                                                        -----------

NET ASSETS...........................................................................................   $12,316,018
                                                                                                        -----------
                                                                                                        -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

            RESERVE PRIVATE EQUITY SERIES--INTERNATIONAL EQUITY FUND

                            STATEMENT OF OPERATIONS

                        FOR THE YEAR ENDED MAY 31, 1999

INVESTMENT INCOME:
  Dividends *........................................................................................   $   134,938
  Interest...........................................................................................        31,980
                                                                                                        -----------
    Total Investment Income..........................................................................       166,918
                                                                                                        -----------

EXPENSES:
  Comprehensive fee (Note 3).........................................................................       197,020
  Distribution fee Class R (Note 3)..................................................................        30,514
                                                                                                        -----------
    Total Expenses...................................................................................       227,534
                                                                                                        -----------
Net Investment Loss..................................................................................       (60,616)
                                                                                                        -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 2):
  Net realized gain on investments transactions......................................................       674,062
  Net realized loss from foreign currency transactions...............................................        (2,623)
  Net change in unrealized depreciation on investments...............................................    (1,053,819)
  Net change in unrealized loss from foreign currency transactions...................................          (813)
                                                                                                        -----------
  Net realized and unrealized loss on investments....................................................      (383,193)
                                                                                                        -----------
  Net Decrease in Net Assets Resulting from Operations...............................................   $  (443,809)
                                                                                                        -----------
                                                                                                        -----------
    *Dividends are net of foreign tax witholdings of $23,615.

                       STATEMENT OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED MAY 31, 1999 AND MAY 31, 1998

                                                                                             1999           1998
                                                                                          -----------    -----------
INCREASE (DECREASE) IN NET ASSETS FROM:
  INVESTMENT OPERATIONS:
  Net investment loss..................................................................   $   (60,616)   $   (43,943)
  Net realized gain (loss) from investment transactions................................       674,062       (975,769)
  Net realized loss from foreign currency transactions.................................        (2,623)        (1,308)
  Net change in unrealized appreciation (depreciation) on investments..................    (1,053,819)     1,271,564
  Net change in unrealized depreciation from foreign currency transactions.............          (813)           (63)
                                                                                          -----------    -----------
  Net increase (decrease) in net assets resulting from operations......................      (443,809)       250,481
                                                                                          -----------    -----------

FROM CAPITAL SHARE TRANSACTIONS (NOTE 4):
  Net proceeds from sale of shares.....................................................     9,092,144      3,581,943
  Cost of shares redeemed..............................................................    (9,189,122)    (3,110,454)
                                                                                          -----------    -----------
  Net increase (decrease) in net assets resulting from capital share transactions......       (96,978)       471,489
                                                                                          -----------    -----------
  Contribution from management.........................................................         5,581             --
                                                                                          -----------    -----------
  Net increase (decrease) in net assets................................................      (535,206)       721,970

NET ASSETS:
  Beginning of year....................................................................    12,851,224     12,129,254
                                                                                          -----------    -----------
  End of year..........................................................................   $12,316,018    $12,851,224
                                                                                          -----------    -----------
                                                                                          -----------    -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

             RESERVE PRIVATE EQUITY SERIES--LARGE-CAP GROWTH FUND+

                SCHEDULE OF PORTFOLIO INVESTMENTS--MAY 31, 1999

                                                                                                                  VALUE
SHARES    COMMON STOCKS--94.7%                                                                                  (NOTE 1)
------    --------------------                                                                                 -----------
          BANKS -- 5.8%
  7,500   Chase Manhattan Bank.............................................................................    $   543,750
 15,400   Wells Fargo & Company............................................................................        616,000
                                                                                                               -----------
                                                                                                                 1,159,750
                                                                                                               -----------
          BEVERAGES -- 5.1%
 15,100   Coca-Cola Company................................................................................      1,031,519
                                                                                                               -----------
          COMPUTER SOFTWARE -- 4.5%
 11,200   Microsoft Corp. *................................................................................        903,700
                                                                                                               -----------
          COMPUTERS -- 3.3%
  7,100   Hewlett-Packard Company..........................................................................        669,618
                                                                                                               -----------
          CONSUMER PRODUCTS -- 7.6%
  7,100   Clorox Company...................................................................................        716,656
 16,100   Gillette Company.................................................................................        821,100
                                                                                                               -----------
                                                                                                                 1,537,756
                                                                                                               -----------
          DRUGS -- 7.3%
 15,500   Abbott Laboratories..............................................................................        700,406
 11,300   Merck & Company, Inc.............................................................................        762,750
                                                                                                               -----------
                                                                                                                 1,463,156
                                                                                                               -----------
          FINANCIAL/BUSINESS SERVICES -- 9.6%
  8,400   American Express Company.........................................................................      1,017,975
  8,700   Charles Schwab Corp..............................................................................        920,569
                                                                                                               -----------
                                                                                                                 1,938,544
                                                                                                               -----------
          FOOD -- 11.1%
  6,100   Campbell Soup Company............................................................................        269,163
 12,600   Hershey Foods Corp...............................................................................        683,550
 10,000   Quaker Oats Company..............................................................................        660,625
  7,100   Wrigley (Wm.) Jr. Company........................................................................        618,144
                                                                                                               -----------
                                                                                                                 2,231,482
                                                                                                               -----------
          INSURANCE -- 3.2%
  5,600   American International Group, Inc................................................................        640,150
                                                                                                               -----------
          MEDICAL PRODUCTS -- 13.1%
  7,700   Bristol-Myers Squibb Company.....................................................................        528,413
 10,900   Johnson & Johnson................................................................................      1,009,613
  7,100   Lilly (Eli) & Company............................................................................        507,206
  5,500   Pfizer, Inc......................................................................................        588,500
                                                                                                               -----------
                                                                                                                 2,633,732
                                                                                                               -----------
          MISCELLANEOUS MANUFACTURING -- 3.7%
  8,600   Minnesota Mining & Manufacturing.................................................................        737,450
                                                                                                               -----------
          PHOTOGRAPHY -- 1.5%
  4,600   Eastman Kodak Company............................................................................        311,074
                                                                                                               -----------
          PUBLISHING -- 3.7%
  6,700   Gannett Company, Inc.............................................................................        484,075
  7,900   New York Times Company...........................................................................        269,588
                                                                                                               -----------
                                                                                                                   753,663
                                                                                                               -----------

             RESERVE PRIVATE EQUITY SERIES--LARGE-CAP GROWTH FUND+

                                                                                                                  VALUE
SHARES    COMMON STOCKS--94.7% (CONTINUED)                                                                      (NOTE 1)
-------   --------------------                                                                                 -----------
          RESTAURANTS -- 4.7%
 24,600   McDonald's Corp..................................................................................    $   947,100
                                                                                                               -----------

          RETAIL -- 3.4%
 11,400   Nike, Inc........................................................................................        694,687
                                                                                                               -----------

          SEMICONDUCTOR -- 7.1%
 13,500   Electronic Data Systems..........................................................................        759,375
 12,600   Intel Corp. *....................................................................................        681,188
                                                                                                               -----------
                                                                                                                 1,440,563
                                                                                                               -----------
          Total Common Stocks (Cost $17,424,885)...........................................................     19,093,944
                                                                                                               -----------

          SHORT-TERM INVESTMENTS--5.3%
100,000   Reserve Funds U.S. Government....................................................................        100,000
 50,000   Reserve Funds U.S. Treasury......................................................................         50,000
910,000   Reserve Institutional Trust: U.S. Government Class A.............................................        910,000
                                                                                                               -----------
          Total Short-Term Investments (Cost $1,060,000)...................................................      1,060,000
                                                                                                               -----------

          TOTAL INVESTMENTS (COST $18,484,885)................................................    100.0%        20,153,944
          OTHER ASSETS, LESS LIABILITIES......................................................       .0              5,688
                                                                                                  ------       -----------
          NET ASSETS..........................................................................    100.0%       $20,159,632
                                                                                                  ------       -----------
                                                                                                  ------       -----------

---------------

Value of investments are shown as a percentage of net assets.

+ Formerly Large-Cap Value Fund.

* Non-income producing securities.

For Federal income tax purposes the tax basis for investments owned May 31, 1999, was $18,484,885: the aggregate gross unrealized appreciation was $2,437,217 and the aggregate unrealized gross unrealized depreciation was $768,158.

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE PRIVATE EQUITY SERIES--LARGE-CAP GROWTH FUND

               STATEMENT OF ASSETS AND LIABILITIES--MAY 31, 1999

ASSETS:
  Investments in securities, at value (cost $18,484,885)..................................................   $20,153,944
  Receivable for Fund shares sold.........................................................................        48,175
  Dividend and interest receivable........................................................................        26,694
                                                                                                             -----------
    Total Assets..........................................................................................    20,228,813
                                                                                                             -----------
LIABILITIES:
  Payable for Fund shares redeemed........................................................................        58,088
  Cash overdraft..........................................................................................        11,093
                                                                                                             -----------
    Total Liabilities.....................................................................................        69,181
                                                                                                             -----------
NET ASSETS (NOTES 1 & 5):
  Net assets consisting of 379,625 Class R shares and 998,502 Class I shares outstanding ($.001 par
    value)................................................................................................   $20,159,632
                                                                                                             -----------
                                                                                                             -----------
NET ASSET VALUE PER SHARE (offering and Redemption price per share):
  Class R ($8,118,072/379,625)............................................................................   $     21.38
                                                                                                             -----------
                                                                                                             -----------
  Class I ($12,041,945/998,502)...........................................................................   $     12.06
                                                                                                             -----------
                                                                                                             -----------
COMPOSITION OF NET ASSETS:
  Capital Stock...........................................................................................         1,378
  Paid in surplus.........................................................................................    15,807,691
  Accumulated net realized gain on investments............................................................     2,681,504
  Net unrealized appreciation on investments..............................................................     1,669,059
                                                                                                             -----------
NET ASSETS................................................................................................   $20,159,632
                                                                                                             -----------
                                                                                                             -----------

                                                STATEMENT OF OPERATIONS

                                            FOR THE YEAR ENDED MAY 31, 1999

INVESTMENT INCOME:
  Dividends...............................................................................................   $   147,376
  Interest................................................................................................        34,461
                                                                                                             -----------
    Total Investment Income...............................................................................       181,837
                                                                                                             -----------
EXPENSES:
  Comprehensive fee (Note 3)..............................................................................       167,536
  Distribution fee Class R (Note 3).......................................................................        28,550
                                                                                                             -----------
    Total Expenses........................................................................................       196,086
                                                                                                             -----------
Net Investment Loss.......................................................................................       (14,249)
                                                                                                             -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTE 2):
  Net realized gain on investments........................................................................     3,008,607
  Net change in unrealized appreciation on investments....................................................       106,911
                                                                                                             -----------
  Net realized and unrealized gain on investments.........................................................     3,115,518
                                                                                                             -----------
  Net Increase in Net Assets Resulting from Operations....................................................   $ 3,101,269
                                                                                                             -----------
                                                                                                             -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE PRIVATE EQUITY SERIES--LARGE-CAP GROWTH FUND

                       STATEMENT OF CHANGES IN NET ASSETS

               FOR THE YEARS ENDED MAY 31, 1999 AND MAY 31, 1998

                                                                                                    1999           1998
                                                                                                 -----------    ----------
INCREASE (DECREASE) IN NET ASSETS FROM:
  INVESTMENT OPERATIONS:
  Net investment loss.........................................................................   $   (14,249)   $  (18,080)
  Net realized gain from investment transactions..............................................     3,008,607       333,591
  Net change in unrealized appreciation on investments........................................       106,911       805,172
                                                                                                 -----------    ----------
  Net increase in net assets resulting from operations........................................     3,101,269     1,120,683
                                                                                                 -----------    ----------
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net realized gain on investments............................................................      (541,732)     (111,520)
                                                                                                 -----------    ----------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 4):
  Net proceeds from sale of shares............................................................    29,243,558     3,717,183
  Reinvestment of distributions...............................................................       522,649       110,918
  Cost of shares redeemed.....................................................................   (18,952,127)   (1,161,229)
                                                                                                 -----------    ----------
  Net increase in net assets resulting from capital share transactions........................    10,814,080     2,666,872
                                                                                                 -----------    ----------
  Net increase in net assets..................................................................    13,373,617     3,676,035
NET ASSETS:
  Beginning of year...........................................................................     6,786,015     3,109,980
                                                                                                 -----------    ----------
  End of year.................................................................................   $20,159,632    $6,786,015
                                                                                                 -----------    ----------
                                                                                                 -----------    ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE PRIVATE EQUITY SERIES--MID-CAP EQUITY FUND+

                SCHEDULE OF PORTFOLIO INVESTMENTS--MAY 31, 1999

                                                                                                                  VALUE
 SHARES    COMMON STOCKS -- 89.0%                                                                                (NOTE 1)
--------   ----------------------                                                                               ----------
           ADVERTISING -- 4.7%
   7,650   Ha-Lo Industries, Inc.*..........................................................................    $   92,278
                                                                                                                ----------

           BANKS -- 6.3%
   1,320   First Tennessee National Corp....................................................................        54,368
   5,000   Hibernia Corp., Class A..........................................................................        71,250
                                                                                                                ----------
                                                                                                                   125,618
                                                                                                                ----------

           BUILDING PRODUCTS -- 1.7%
   1,750   Watsco, Inc......................................................................................        33,797
                                                                                                                ----------

           CAPITAL GOODS INDUSTRIAL -- 5.2%
   5,000   Vishay Intertechnology, Inc.*....................................................................       104,063
                                                                                                                ----------

           COMMUNICATIONS -- 6.2%
   3,500   Scientific-Atlanta, Inc.*........................................................................       123,594
                                                                                                                ----------

           COMPUTER--PERIPHERAL EQUIPMENT -- 3.9%
   2,000   American Power Conversion Corp.*.................................................................        77,875
                                                                                                                ----------

           DRUGS -- 1.4%
   5,000   North American Vaccine*..........................................................................        26,875
                                                                                                                ----------

           ELECTRONICS -- .6%
     600   Kopin Corp.*.....................................................................................        11,850
                                                                                                                ----------

           HOSPITAL SUPPLIES -- 2.5%
   2,500   Pall Corp........................................................................................        50,156
                                                                                                                ----------

           MANUFACTURING -- 3.1%
   2,000   Molex Inc........................................................................................        61,250
                                                                                                                ----------

           OFFSHORE DRILLING -- 1.8%
   3,500   Pride International, Inc.*.......................................................................        36,531
                                                                                                                ----------

           OPTICAL INSTRUMENTS AND LENSES -- 3.0%
   3,600   Sola International, Inc.*........................................................................        60,075
                                                                                                                ----------

           POLLUTION CONTROL -- 3.3%
   7,280   Newpark Resources, Inc.*.........................................................................        65,520
                                                                                                                ----------

           PROPERTY--LIABILITY INSURANCE -- 4.6%
   3,000   Ace Ltd..........................................................................................        91,500
                                                                                                                ----------

           RETAIL -- 10.4%
   4,000   Autozone, Inc.*..................................................................................       115,750
   8,250   Pier 1 Imports, Inc..............................................................................        91,266
                                                                                                                ----------
                                                                                                                   207,016
                                                                                                                ----------

           SPECIAL INDUSTRIAL MACHINERY -- 10.7%
   3,000   Pentair Industries Inc...........................................................................       132,375
   3,000   Quanex...........................................................................................        78,375
                                                                                                                ----------
                                                                                                                   210,750
                                                                                                                ----------

              RESERVE PRIVATE EQUITY SERIES--MID-CAP EQUITY FUND+

                                                                                                                  VALUE
 SHARES    COMMON STOCKS -- 89.0% (CONTINUED)                                                                    (NOTE 1)
--------   ----------------------------------                                                                   ----------
           TELECOMMUNICATIONS -- 8.5%
   2,500   Antec Corp.*.....................................................................................    $   73,281
   1,100   WorldCom, Inc....................................................................................        95,013
                                                                                                                ----------
                                                                                                                   168,294
                                                                                                                ----------

           TIRES -- 5.6%
   1,300   Gatx Corp........................................................................................        50,454
   1,500   B.F. Goodrich....................................................................................        60,750
                                                                                                                ----------
                                                                                                                   111,204
                                                                                                                ----------

           TRANSPORTATION -- 5.5%
   6,000   Swift Transportation Co., Inc.*..................................................................       109,688
                                                                                                                ----------

           Total Common Stocks (Cost $1,630,466)............................................................     1,767,934
                                                                                                                ----------

           SHORT-TERM INVESTMENTS--10.6%
 100,000   Reserve Funds U.S. Government....................................................................       100,000
  25,000   Reserve Funds U.S. Treasury......................................................................        25,000
  85,000   Reserve Institutional Trust:
            U.S. Government Class A.........................................................................        85,000
                                                                                                                ----------

           Total Short-term Investments (Cost $210,000).....................................................       210,000
                                                                                                                ----------

           TOTAL INVESTMENTS (COST $1,840,466).................................................     99.6%        1,977,934

           OTHER ASSETS, LESS LIABILITIES......................................................       .4             7,583
                                                                                                   ------       ----------
           NET ASSETS..........................................................................    100.0%       $1,985,517
                                                                                                   ------       ----------
                                                                                                   ------       ----------

---------------

Value of investments are shown as a percentage of net assets.

+ Formerly Mid-Cap Growth Fund.

* Non-income producing securities.

  For Federal income tax purposes the tax basis for investments owned at May 31, 1999, was $1,840,466; the aggregate gross unrealized appreciation was $375,326 and the aggregate gross unrealized depreciation was $237,858.

                       SEE NOTES TO FINANCIAL STATEMENTS.

               RESERVE PRIVATE EQUITY SERIES--MID-CAP EQUITY FUND

               STATEMENT OF ASSETS AND LIABILITIES--MAY 31, 1999

ASSETS:
  Investments in securities, at value (cost $1,840,466).....................................................   $1,977,934
  Cash......................................................................................................       11,003
  Dividend and interest receivable..........................................................................        1,045
                                                                                                               ----------
    Total Assets............................................................................................    1,989,982
                                                                                                               ----------
LIABILITIES
  Other payables and accrued expenses.......................................................................        4,465
                                                                                                               ----------
NET ASSETS (NOTES 1 & 5):
  Net assets consisting of 187,146 Class R shares and 130 Class I shares outstanding ($.001 par value)......   $1,985,517
                                                                                                               ----------
                                                                                                               ----------
NET ASSET VALUE PER SHARE (offering and redemption price per share):
  Class R ($1,984,119/187,146)..............................................................................   $    10.60
                                                                                                               ----------
                                                                                                               ----------
  Class I ($1,398/130)......................................................................................   $    10.75
                                                                                                               ----------
                                                                                                               ----------
COMPOSITION OF NET ASSETS:
  Capital Stock.............................................................................................          187
  Paid in surplus...........................................................................................    1,761,651
  Accumulated net realized gain on investments..............................................................       86,211
  Net unrealized appreciation on investments................................................................      137,468
                                                                                                               ----------
NET ASSETS..................................................................................................   $1,985,517
                                                                                                               ----------
                                                                                                               ----------

                                                 STATEMENT OF OPERATIONS

                                             FOR THE YEAR ENDED MAY 31, 1999

INVESTMENT INCOME:
  Dividends.................................................................................................   $    9,322
  Interest..................................................................................................       10,985
                                                                                                               ----------
    Total Investment Income.................................................................................       20,307
                                                                                                               ----------
EXPENSES:
  Comprehensive fee (Note 3)................................................................................       30,515
  Distribution fee Class R (Note 3).........................................................................        5,553
                                                                                                               ----------
    Total Expenses..........................................................................................       36,068
                                                                                                               ----------
Net Investment Loss.........................................................................................      (15,761)
                                                                                                               ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 2):
  Net realized gain on investments..........................................................................      237,620
  Net change in unrealized appreciation on investments......................................................     (517,432)
                                                                                                               ----------
  Net realized and unrealized loss on investments...........................................................     (279,812)
                                                                                                               ----------
  Net Decrease in Net Assets Resulting from Operations......................................................   $ (295,573)
                                                                                                               ----------
                                                                                                               ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

               RESERVE PRIVATE EQUITY SERIES--MID-CAP EQUITY FUND

                       STATEMENT OF CHANGES IN NET ASSETS

               FOR THE YEARS ENDED MAY 31, 1999 AND MAY 31, 1998

                                                                                                     1999          1998
                                                                                                  ----------    ----------
INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
  Net investment loss..........................................................................   $  (15,761)   $  (55,592)
  Net realized gain from investment transactions...............................................      237,620       550,984
  Net change in unrealized appreciation (depreciation) on investments..........................     (517,432)       15,787
                                                                                                  ----------    ----------
  Net increase (decrease) in net assets resulting from operations..............................     (295,573)      511,179
                                                                                                  ----------    ----------
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net realized gain on investments.............................................................     (238,857)     (485,972)
                                                                                                  ----------    ----------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 4):
  Net proceeds from sale of shares.............................................................      120,681     1,341,995
  Reinvestment of distributions................................................................      238,437       480,743
  Cost of shares redeemed......................................................................   (1,219,730)   (2,469,521)
                                                                                                  ----------    ----------
  Net decrease in net assets resulting from capital share transactions.........................     (860,612)     (646,783)
                                                                                                  ----------    ----------
  Net decrease in net assets...................................................................   (1,395,042)     (621,576)

NET ASSETS:
  Beginning of year............................................................................    3,380,559     4,002,135
                                                                                                  ----------    ----------
  End of year..................................................................................   $1,985,517    $3,380,559
                                                                                                  ----------    ----------
                                                                                                  ----------    ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE PRIVATE EQUITY SERIES--SMALL-CAP GROWTH FUND

                SCHEDULE OF PORTFOLIO INVESTMENTS--MAY 31, 1999

                                                                                                                 VALUE
 SHARES    COMMON STOCKS -- 96.9%                                                                              (NOTE 1)
--------   ----------------------                                                                            --------------
           APPLICATION SOFTWARE -- 4.2%
   4,200   Citrix Systems, Inc.*.........................................................................    $      207,638
   3,470   Hyperion Solutions Corp.*.....................................................................            54,002
                                                                                                             --------------
                                                                                                                    261,640
                                                                                                             --------------

           COMMERCIAL SERVICES -- 5.1%
   6,550   International Telecomm Data Systems, Inc.*....................................................            81,875
   5,200   Memberworks, Inc. *...........................................................................           235,300
                                                                                                             --------------
                                                                                                                    317,175
                                                                                                             --------------

           COMMUNICATION EQUIPMENT -- 2.4%
   4,300   ECI Telecommunications Ltd....................................................................           148,887
                                                                                                             --------------

           COMPUTER-NETWORKING-8.3%
   2,900   CNET, Inc. *..................................................................................           313,925
   3,800   Legato Systems, Inc.*.........................................................................           208,050
                                                                                                             --------------
                                                                                                                    521,975
                                                                                                             --------------

           COMPUTER SERVICES -- 4.0%
   4,500   HNC Software, Inc. *..........................................................................           121,780
   2,000   Sapient Corp.*................................................................................           127,500
                                                                                                             --------------
                                                                                                                    249,280
                                                                                                             --------------

           COMPUTER SOFTWARE -- 3.8%
   8,200   Business Objects S.A., ADR*...................................................................           235,750
                                                                                                             --------------

           DRUGS AND HEALTH CARE -- 5.4%
   6,000   Centocor, Inc.*...............................................................................           260,625
   5,000   National Dentex Corp.*........................................................................            78,125
                                                                                                             --------------
                                                                                                                    338,750
                                                                                                             --------------

           ELECTRONICS PRODUCTS -- 2.1%
   2,000   Alpha Inds. Inc.*.............................................................................            68,500
   5,000   Invivo Corp.*.................................................................................            60,000
                                                                                                             --------------
                                                                                                                    128,500
                                                                                                             --------------

           ENERGY -- 1.3%
   7,500   Cross Timbers Oil Company.....................................................................            81,094
                                                                                                             --------------

           ENTERTAINMENT SOFTWARE -- 3.5%
  16,400   Activision, Inc.*.............................................................................           219,350
                                                                                                             --------------

           INTERNET SOFTWARE -- 5.8%
   1,275   Excite, Inc.*.................................................................................           169,575
   2,000   Exodus Communications, Inc.*..................................................................           150,000
   1,200   Worldgate Communications *....................................................................            44,400
                                                                                                             --------------
                                                                                                                    363,975
                                                                                                             --------------

           FIBER OPTICS -- 5.7%
   7,200   Harmonic Lightwaves, Inc.*....................................................................           355,500
                                                                                                             --------------

           MANAGED CARE -- 1.4%
  15,000   MedPartners Inc.*.............................................................................            87,188
                                                                                                             --------------

              RESERVE PRIVATE EQUITY SERIES--SMALL-CAP GROWTH FUND

                                                                                                                 VALUE
 SHARES    COMMON STOCKS--96.9% (CONTINUED)                                                                    (NOTE 1)
--------   --------------------                                                                              --------------
           MEDICAL INFORMATION SYSTEMS -- 4.7%
   9,000   Dendrite International, Inc.*.................................................................    $      297,000
                                                                                                             --------------

           OFFSHORE DRILLING -- 1.2%
   3,000   Newfield Exploration Co.*.....................................................................            76,125
                                                                                                             --------------

           OPTICAL INSTRUMENTS & LENSES -- 1.4%
   2,000   KLA-Tencor Corp.*.............................................................................            91,000
                                                                                                             --------------

           RETAILS -- 10.3%
   3,500   BeBe Stores, Inc.*............................................................................           101,063
  17,400   Corporate Express, Inc.*......................................................................           114,187
   6,500   Staples, Inc.*................................................................................           186,875
   1,200   Tiffany & Co..................................................................................            99,450
   4,800   Williams-Sonoma, Inc.*........................................................................           143,100
                                                                                                             --------------
                                                                                                                    644,675
                                                                                                             --------------

           SEMICONDUCTOR & RELATED SERVICES -- 16.8%
   4,000   Applied Micro Circuits Corp.*.................................................................           236,500
   2,700   ETEC Systems, Inc.*...........................................................................            72,394
  10,000   Transwitch Corp.*.............................................................................           462,500
   2,100   Uniphase Corp.*...............................................................................           281,400
                                                                                                             --------------
                                                                                                                  1,052,794
                                                                                                             --------------

           TELECOMMUNICATIONS & EQUIPMENT -- 5.6%
   4,000   DSP Communications Inc.*......................................................................           123,000
   8,900   MDSI Mobile Data Solution, Inc.*..............................................................           160,200
   1,800   Proxim, Inc.*.................................................................................            69,300
                                                                                                             --------------
                                                                                                                    352,500
                                                                                                             --------------
           MISCELLANEOUS -- 3.9%
   8,500   Central Garden & Pet Corp.*...................................................................           114,750
   5,000   On Assignment, Inc.*..........................................................................           128,125
                                                                                                             --------------
                                                                                                                    242,875
                                                                                                             --------------

           Total Common Stocks (Cost $3,749,756).........................................................         6,066,033
                                                                                                             --------------

           SHORT-TERM INVESTMENTS-3.7%
           ---------------------------
 230,000   Reserve Institutional Trust: U.S. Government Class A (Cost $230,000)..........................           230,000
                                                                                                             --------------
           TOTAL INVESTMENTS (COST $3,979,756)..................................................    100.6%        6,296,033
           LIABILITIES, LESS OTHER ASSETS.......................................................     (.6)           (35,958)
                                                                                                    ------   --------------
           NET ASSETS...........................................................................    100.0%   $    6,260,075
                                                                                                    ------   --------------
                                                                                                    ------   --------------

---------------

Value of investments are shown as a percentage of net assets.

* Non-Income producing security.

For Federal income tax purposes the tax basis for investments owned on May 31, 1999, was $3,979,756; the aggregate gross unrealized appreciation was $2,723,800 and the aggregate gross unrealized depreciation was $407,523.

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE PRIVATE EQUITY SERIES--SMALL-CAP GROWTH FUND

               STATEMENT OF ASSETS AND LIABILITIES--MAY 31, 1999

ASSETS:
  Investments in securities, at value (cost $3,979,756)...................................................   $ 6,296,033
  Cash....................................................................................................        32,289
  Dividend and interest receivable........................................................................           634
                                                                                                             -----------
  Total Assets............................................................................................     6,328,956
                                                                                                             -----------
LIABILITIES:
  Payable for securities purchased........................................................................        68,500
  Payable for Fund shares redeemed........................................................................           381
                                                                                                             -----------
  Total Liabilities.......................................................................................        68,881
                                                                                                             -----------
NET ASSETS (NOTES 1 & 5):
  Net assets consisting of 265,075 Class R shares and 113 Class I shares outstanding (.001 par value).....   $ 6,260,075
                                                                                                             -----------
                                                                                                             -----------
NET ASSET VALUE PER SHARE (offering and redemption price per share):
  Class R ($6,258,376/265,075)............................................................................   $     23.61
                                                                                                             -----------
                                                                                                             -----------
  Class I ($1,699/113)....................................................................................   $     15.05
                                                                                                             -----------
                                                                                                             -----------
COMPOSITION OF NET ASSETS:
  Capital Stock (par value)...............................................................................           265
  Paid in surplus.........................................................................................     3,352,083
  Accumulated net realized gain on investments............................................................       591,450
  Net unrealized appreciation on investments..............................................................     2,316,277
                                                                                                             -----------
                                                                                                             $ 6,260,075
                                                                                                             -----------
                                                                                                             -----------

                            STATEMENT OF OPERATIONS
                            YEAR ENDED MAY 31, 1999

INVESTMENT INCOME:
  Dividends...............................................................................................   $     2,275
  Interest................................................................................................         6,474
                                                                                                             -----------
    Total Investment Income...............................................................................         8,749
                                                                                                             -----------
EXPENSES:
  Comprehensive fee (Note 3)..............................................................................        72,323
  Distribution fee Class R (Note 3).......................................................................        13,322
                                                                                                             -----------
    Total Expenses........................................................................................        85,645
                                                                                                             -----------
  Net Investment Loss.....................................................................................       (76,896)
                                                                                                             -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 2):
  Net realized gain on investments........................................................................       736,974
  Net change in unrealized appreciation on investments....................................................     1,196,324
                                                                                                             -----------
  Net realized and unrealized gain on investments.........................................................     1,933,298
                                                                                                             -----------
  Net Increase in Net Assets Resulting from Operations....................................................   $ 1,856,402
                                                                                                             -----------
                                                                                                             -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE PRIVATE EQUITY SERIES--SMALL-CAP GROWTH FUND

                       STATEMENT OF CHANGES IN NET ASSETS

               FOR THE YEARS ENDED MAY 31, 1999 AND MAY 31, 1998

                                                                                                    1999           1998
                                                                                                 -----------    ----------
INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
  Net investment loss.........................................................................   $   (76,896)   $ (102,604)
  Net realized gain from investment transactions..............................................       736,974       431,594
  Net change in unrealized appreciation on investments........................................     1,196,324       143,667
                                                                                                 -----------    ----------
  Net increase in net assets resulting from operations........................................     1,856,402       472,657
                                                                                                 -----------    ----------

FROM CAPITAL SHARE TRANSACTIONS (NOTE 4):
  Net proceeds from sale of shares............................................................     2,288,700       502,230
  Cost of shares redeemed.....................................................................    (3,426,129)   (1,443,491)
                                                                                                 -----------    ----------
  Net decrease in net assets resulting from capital share transactions........................    (1,137,429)     (941,261)
                                                                                                 -----------    ----------

  Net increase (decrease) in net assets.......................................................       718,973      (468,604)

NET ASSETS:
  Beginning of year...........................................................................     5,541,102     6,009,706
                                                                                                 -----------    ----------
  End of year.................................................................................   $ 6,260,075    $5,541,102
                                                                                                 -----------    ----------
                                                                                                 -----------    ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                         NOTES TO FINANCIAL STATEMENTS

(1)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      Reserve Private Equity Series (the "Trust") was formed as a business trust under the laws of the state of Delaware. Currently, the Trust is comprised of six regulated investment companies (commonly called mutual funds):
      Reserve Blue Chip Growth Fund, Reserve Informed Investors Growth Fund, Reserve International Equity Fund, Reserve Large-Cap Growth Fund, Reserve Mid-Cap Equity Fund and Reserve Small Cap Growth Fund. The Trust has the right, at its discretion, to add other funds if the situation warranted.

      The Trust is registered under the Investment Company Act of 1940, as a non-diversified open-end investment company. Each Fund in the Trust has authorized an unlimited number of shares of beneficial interest of $.001 par value.

      On June 24, 1998, the Board of Trustees ("Trustees") of the Trust agreed to add an institutional class ("Class I") to each Fund, and designate the existing Fund shares as a retail class ("Class R"). The Trustees further agreed to set the I Class' minimum initial investment at $250,000, and to also set a low expense ratio to compete with other institutional accounts. The Trustees also voted to change the names of Reserve Large-Cap Value Fund and Reserve Mid-Cap Growth Fund to Reserve Large-Cap Growth Fund and Reserve Mid-Cap Equity Fund, respectively. The change in name has no bearing on either Fund's current investment objectives and policies.

      The accounting policies summarized below are consistently followed in preparation of the financial statements in conformity with generally accepted accounting principles.

      SECURITY VALUATION

      Portfolio securities are stated at value. Securities listed or traded on an exchange are valued at the last sales price on the exchange in which the security is principally traded or, lacking any sales, at the mean between the closing bid and asked price. Securities traded in the over-the-counter market are valued at the mean between the quoted bid and asked price. Where market quotations are not readily available, the securities are valued at their fair value as determined in good faith by or under direction of the Trustees.

      SECURITIES TRANSACTIONS AND INVESTMENT INCOME

      Securities transactions are recorded on a trade date basis. Dividend income and distributions to shareholders are recorded on the ex-dividend dates. Interest income is accrued daily. Realized gains and losses from securities transactions recorded on the identified cost basis for both financial statement and federal income tax purposes.

      Income and net realized capital gain distributions are determined in accordance with federal income tax regulations that may differ from generally accepted accounting principles. Income dividends, if any, are distributed on a calendar quarter. Distributions from net realized capital gains are distributed annually in December, based on an October 31, year end. These differences are primarily due to differing treatments for net operating losses and the recognition of net realized gains and losses. Accordingly, the effect of differing financial reporting and federal income tax treatments have been reclassified among the components of net assets at May 31, 1999, the Trust's fiscal year end, as follows:

                                                                                  INCREASE (DECREASE)
                                                                       -----------------------------------------
                                                                                    UNDISTRIBUTED
                                                                                       NET           ACCUMULATED
                                                                                    INVESTMENT        REALIZED
      RESERVE FUND                                                      CAPITAL       INCOME            GAIN
      ------------                                                     ---------    -------------    -----------
      Blue Chip Growth Fund.........................................   $       3       $95,948        $ (95,951)
      Informed Investors Growth Fund................................    (313,624)       37,083          276,541
      International Equity Fund.....................................          --        (2,623)           2,623
      Large-Cap Growth Fund.........................................          --        14,249          (14,249)
      Mid-Cap Equity Fund...........................................          --        15,761          (15,761)
      Small-Cap Growth Fund.........................................     (87,376)       76,896           10,480

      These reclassifications had no effect on net investment income, net realized gain on investments, or net assets.

      FOREIGN CURRENCY TRANSLATION

      With respect to the Reserve International Equity Fund, assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates on the valuation date. Purchases and sales of securities, expense payments and income receipts are translated into U.S. dollars using the exchange rate on the transaction date. The Fund does not segregate that portion of the results of operations resulting from changes in foreign exchange rates from the portion resulting from changes in market prices of securities held; both are included in net realized and unrealized gains or losses on investments and foreign currency transactions.

      FEDERAL INCOME TAXES

      It is the Trust's policy for each Fund to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

      At May 31, 1999, the Trust's fiscal year end, the Reserve International Equity Fund had capital loss carry-forwards, for federal income tax purposes, that are available to offset future net realized capital gains, if any:

                                                                                CAPITAL LOSS     EXPIRATION
                                                                                CARRY-FORWARD     YEAR
                                                                                -------------    ----------
Reserve International Equity Fund............................................     $ 458,731         2006

(2)   INVESTMENT ACTIVITY

      For the year ended May 31, 1999, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:


                                                   AGGREGATE       AGGREGATE
                                                   PURCHASES         SALES
                                                  -----------     -----------
      Blue Chip Growth Fund....................   $14,410,599     $15,635,384
      Informed Investors Growth Fund...........    18,150,632      19,466,901
      International Equity Fund................    20,041,678      19,755,681
      Large-Cap Growth Fund....................    18,516,654       9,223,578
      Mid-Cap Equity Fund......................       856,747       2,047,991
      Small-Cap Growth Fund....................     1,349,511       2,634,866

(3)   ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      Reserve Management Company, Inc. (RMCI), serves as the Trust's Investment Adviser subject to the direction of the Trustees. Under the Investment Management Agreement, RMCI is responsible for the day-to-day operations, including monitoring investment programs, portfolio valuation, compliance, administration, or any other functions as required by the Trust. RMCI pays substantially all of the operating expenses of the Trust, exclusive of interest, taxes, brokerage, distribution fees, and any extraordinary fees. For its services as Investment Adviser, RMCI receives an annual fee, based on each class' average daily net assets, at the following annual rates:


                                                            CLASS R    CLASS I
                                                            -------    -------
      Blue Chip Growth Fund..............................     1.20%       .90%
      Informed Investors Growth Fund.....................     1.30       1.00
      International Equity Fund..........................     1.55       1.25
      Large-Cap Growth Fund..............................     1.20        .90
      Mid-Cap Equity Fund................................     1.30       1.00
      Small-Cap Growth Fund..............................     1.30       1.00

      The rates above went into effect October 1, 1998, the day the Class I became active. Prior to October 1, 1998, RMCI received an annual fee at a rate of 1.50% of each Fund's average daily net assets, except International Equity Fund that paid an annual rate of 1.75%.

      RMCI has entered into an Investment Sub-Advisory Agreement with investment managers to serve as the Funds' sub-advisers (the "Sub-Advisers"). Under the general supervision of RMCI, the Sub-Advisers are responsible for the day-to-day investment decisions. Pursuant to the Sub-Advisory Agreements RMCI pays each Sub-Adviser a fee equal to one-half of the Fund's net profit. Net profit is deemed to be the comprehensive fee received by RMCI less Fund expenses and all applicable sales and marketing costs.

      RMCI has entered into a Distribution Plan with Resrv Partners, Inc. ("RESRV") a wholly-owned subsidiary of RMCI. As distributor for the Funds, RESRV is responsible for accepting Fund share purchases and redemptions on behalf of the Funds, providing at its own expense financial consultants and compensating broker-dealers who supply distribution assistance to RESRV. The distributor also is responsible for the marketing efforts of the Funds. For its services as distributor, RESRV receives an annual fee of .25 of 1% of Class R average daily net assets.

                                                               DISTRIBUTION
                                                                    FEE
                                                               ------------
      Blue Chip Growth Fund...............................       $ 24,979
      Informed Investors Growth Fund......................          8,946
      International Equity Fund...........................         30,514
      Large-Cap Growth Fund...............................         28,550
      Mid-Cap Equity Fund.................................          5,553
      Small-Cap Growth Fund...............................         13,322

      TRANSACTIONS WITH AFFILIATES

      As of May 31, 1999, certain key officers of RMCI owned 29.8% of Blue Chip Growth Fund, 28.4% of Informed Investors Growth Fund, 28.6% of Large-Cap Growth Fund, 64.5% of Mid-Cap Equity Fund and 33.4% of Small-Cap Growth Fund.

(4)   CAPITAL SHARE TRANSACTIONS

      For the year ended May 31, 1999, the capital stock transactions of each Fund was as follows:

                                                                               CLASS R                     CLASS I
                                                                       -------------------------    ------------------------
      RESERVE BLUE CHIP GROWTH FUND                                     SHARES        AMOUNT         SHARES        AMOUNT
      -----------------------------                                    --------    -------------    ---------    -----------
      Sold..........................................................    120,237    $   2,208,029          112    $     1,166
      Reinvested....................................................     36,055          608,254           10            104
      Redeemed......................................................   (214,503)      (4,118,126)           0              0
                                                                       --------    -------------    ---------    -----------
      Net Increase (Decrease).......................................    (58,211)   $  (1,301,843)         122    $     1,270
                                                                       --------    -------------    ---------    -----------
                                                                       --------    -------------    ---------    -----------
                                                                                CLASS R                     CLASS I
                                                                       -------------------------    ------------------------
      RESERVE INFORMED INVESTORS FUND                                   SHARES        AMOUNT         SHARES        AMOUNT
      -------------------------------                                  --------    -------------    ---------    -----------
      Sold..........................................................    239,436    $   2,947,459          115    $     1,166
      Reinvested....................................................     53,132          508,470           23            193
      Redeemed......................................................   (373,881)      (4,285,126)           0              0
                                                                       --------    -------------    ---------    -----------
      Net Increase (Decrease).......................................    (81,313)   $    (829,197)         138    $     1,359
                                                                       --------    -------------    ---------    -----------
                                                                       --------    -------------    ---------    -----------
                                                                                CLASS R                     CLASS I
                                                                       -------------------------    ------------------------
      RESERVE INTERNATIONAL EQUITY FUND                                 SHARES        AMOUNT         SHARES        AMOUNT
      ---------------------------------                                --------    -------------    ---------    -----------
      Sold..........................................................    699,763    $   9,090,978          115    $     1,166
      Redeemed......................................................   (703,928)      (9,189,122)           0              0
                                                                       --------    -------------    ---------    -----------
      Net Increase (Decrease).......................................     (4,165)   $     (98,144)         115    $     1,166
                                                                       --------    -------------    ---------    -----------
                                                                       --------    -------------    ---------    -----------

                                                                                CLASS R                     CLASS I
                                                                       -------------------------    ------------------------
      RESERVE LARGE-CAP GROWTH FUND                                     SHARES        AMOUNT         SHARES        AMOUNT
      -----------------------------                                    --------    -------------    ---------    -----------
      Sold..........................................................    900,731    $  16,910,071    1,033,943    $12,333,487
      Reinvested....................................................     27,901          522,595            5             54
      Redeemed......................................................   (922,682)     (18,512,127)     (35,446)      (440,000)
                                                                       --------    -------------    ---------    -----------
      Net Increase (Decrease).......................................      5,950    $  (1,079,461)     998,502    $11,893,541
                                                                       --------    -------------    ---------    -----------
                                                                       --------    -------------    ---------    -----------

                                                                                          CLASS R                CLASS I
                                                                                  -----------------------    ----------------
      RESERVE MID-CAP EQUITY FUND                                                  SHARES       AMOUNT       SHARES    AMOUNT
      ---------------------------                                                 --------    -----------    ------    ------
      Sold.....................................................................     11,216    $   119,515      118     $1,166
      Reinvested...............................................................     25,552        238,321       12        116
      Redeemed.................................................................   (110,095)    (1,219,730)      --         --
                                                                                  --------    -----------     ----     ------
      Net Increase (Decrease)..................................................    (73,327)   $  (861,894)     130     $1,282
                                                                                  --------    -----------     ----     ------
                                                                                  --------    -----------     ----     ------

      RESERVE SMALL-CAP GROWTH FUND
      -----------------------------
      Sold.....................................................................    107,988    $ 2,287,534      113     $1,166
      Redeemed.................................................................   (175,495)    (3,426,129)      --         --
                                                                                  --------    -----------     ----     ------
      Net Increase (Decrease)..................................................    (67,507)   $(1,138,595)     113     $1,166
                                                                                  --------    -----------     ----     ------
                                                                                  --------    -----------     ----     ------

                                                                                 CLASS R*                    CLASS D
                                                                         ------------------------    ------------------------
                                                                                                          FOR THE PERIOD
                                                                                YEAR ENDED               JUNE 1, 1998 TO
                                                                               MAY 31, 1998             SEPTEMBER 30, 1998
                                                                         ------------------------    ------------------------
      RESERVE BLUE CHIP GROWTH FUND                                       SHARES        AMOUNT        SHARES        AMOUNT
      -----------------------------                                      ---------    -----------    --------    ------------
      Sold............................................................     178,836    $ 2,689,325         152    $     2,500
      Reinvested......................................................      79,403      1,120,379          --             --
      Redeemed........................................................     (44,001)      (685,503)     (3,128)       (54,526)
                                                                         ---------    -----------    --------    ------------
      Net Increase (Decrease).........................................     214,238    $ 3,124,201      (2,976)       (52,026)
                                                                         ---------    -----------    --------    ------------
                                                                         ---------    -----------    --------    ------------

      RESERVE INFORMED INVESTORS GROWTH
      ---------------------------------
      Sold............................................................      83,790    $   928,647          --    $        --
      Reinvested......................................................     101,914      1,007,930          --             --
      Redeemed........................................................    (249,698)    (2,734,101)     (1,141)       (16,355)
                                                                         ---------    -----------    --------    ------------
      Net Increase (Decrease).........................................     (63,994)   $  (797,524)     (1,141)   $   (16,355)
                                                                         ---------    -----------    --------    ------------
                                                                         ---------    -----------    --------    ------------

      RESERVE INTERNATIONAL EQUITY FUND
      ---------------------------------
      Sold............................................................     287,467    $ 3,588,183         752    $     9,550
      Redeemed........................................................    (276,380)    (3,085,673)     (3,187)       (40,571)
                                                                         ---------    -----------    --------    ------------
      Net Increase (Decrease).........................................      11,087    $   502,510      (2,435)   $   (31,021)
                                                                         ---------    -----------    --------    ------------
                                                                         ---------    -----------    --------    ------------

      RESERVE LARGE-CAP GROWTH FUND
      -----------------------------
      Sold............................................................     225,263    $ 3,764,562       3,604    $    55,870
      Reinvested......................................................   6,906,501        110,918          --             --
      Redeemed........................................................     (67,510)    (1,147,646)     (7,445)      (116,831)
                                                                         ---------    -----------    --------    ------------
      Net Increase (Decrease).........................................   7,064,254    $ 2,727,834      (3,841)   $   (60,961)
                                                                         ---------    -----------    --------    ------------
                                                                         ---------    -----------    --------    ------------

                                                                                 CLASS R*                    CLASS D
                                                                         ------------------------    ------------------------
                                                                                                          FOR THE PERIOD
                                                                                YEAR ENDED               JUNE 1, 1998 TO
                                                                               MAY 31, 1998             SEPTEMBER 30, 1998
                                                                         ------------------------    ------------------------
      RESERVE MID-CAP EQUITY FUND                                         SHARES        AMOUNT        SHARES        AMOUNT
      ---------------------------                                        ---------    -----------    --------    ------------
      Sold............................................................     207,717    $ 3,061,184      50,380    $   685,878
      Reinvested......................................................      40,095        480,743          --             --
      Redeemed........................................................    (152,046)    (2,069,981)   (190,095)    (2,805,123)
                                                                         ---------    -----------    --------    ------------
      Net Increase (Decrease).........................................      95,766    $ 1,471,946    (139,715)   $(2,119,245)
                                                                         ---------    -----------    --------    ------------
                                                                         ---------    -----------    --------    ------------

      RESERVE SMALL-CAP GROWTH FUND
      Sold............................................................      41,002    $   727,314       2,838    $    45,650
      Reinvested......................................................          --             --          --             --
      Redeemed........................................................     (81,450)    (1,410,761)    (17,221)      (312,464)
                                                                         ---------    -----------    --------    ------------
      Net Increase (Decrease).........................................     (40,448)   $  (683,447)    (14,383)   $  (266,814)
                                                                         ---------    -----------    --------    ------------
                                                                         ---------    -----------    --------    ------------
      * Formerly known as Class A.

(5)   MANAGEMENT'S USE OF ESTIMATES

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

(6)   FINANCIAL HIGHLIGHTS:

      Contained below is per share operating performance for a share of each Class for each of the periods indicated. The information should be read in conjunction with the accompanying financial data and related notes

                                                                                     CLASS R                           CLASS I
                                                                 ------------------------------------------------    ------------
                                                                            FISCAL YEARS ENDED MAY 31,               PERIOD ENDED
                                                                 ------------------------------------------------     MAY 31,
      RESERVE BLUE CHIP GROWTH FUND                               1999       1998      1997      1996     1995(A)     1999(B)
      -----------------------------                              -------    ------    ------    ------    -------    ------------
      Net asset value, beginning of period....................   $ 15.09    $15.46    $14.91    $12.03    $ 10.00       $10.00
                                                                 -------    ------    ------    ------    -------       ------
      Income from investment operations
        Net investment loss...................................      (.23)     (.00)     (.17)     (.10)      (.03)        (.32)
        Net realized and unrealized gain......................      7.02      2.82       .91      3.62       2.06         4.65
                                                                 -------    ------    ------    ------    -------       ------
      Total from investment operations........................      6.79      2.82      0.74      3.52       2.03         4.33
      Less distribution from net realized net capital gain....     (1.04)    (3.19)     (.19)     (.64)         --        (1.04)
                                                                 -------    ------    ------    ------    -------       ------
      Net asset value, end of period..........................   $ 20.84    $15.09    $15.46    $14.91    $ 12.03       $13.29
                                                                 -------    ------    ------    ------    -------       ------
                                                                 -------    ------    ------    ------    -------       ------
      Total Return............................................     46.62%    19.70%     5.12%    30.10%     20.30%       32.90%

      RATIOS/SUPPLEMENTAL DATA
      ------------------------
      Net assets, end of period (thousands)...................   $10,570    $8,532    $5,428    $5,130    $ 1,993       $    2
      Ratio of expenses to average net assets.................      1.53%     1.75%     1.75%     1.75%      1.73%(c)       .88%(c)
      Ratio of net investment loss to average net assets......      (.96)%    (.87)%   (1.13)%    (.94)%     (.70)%(c)    (1.12)%(c)
      Portfolio turnover rate.................................       144%      113%      109%       72%        68%          144%

                                                                                    CLASS R                            CLASS I
                                                                 ------------------------------------------------    ------------
                                                                            FISCAL YEARS ENDED MAY 31,               PERIOD ENDED
                                                                 ------------------------------------------------       MAY 31,
      RESERVE INFORMED INVESTORS GROWTH FUND                      1999       1998      1997      1996     1995(A)       1999(B)
      --------------------------------------                     -------    ------    ------    ------    -------    ------------
      Net asset value, beginning of period....................   $ 10.46    $11.48    $14.36    $11.99    $ 10.00       $10.00
                                                                 -------    ------    ------    ------    -------       ------
      Income from investment operations
        Net investment loss...................................      (.27)     (.20)     (.07)     (.33)      (.07)        (.03)
        Net realized and unrealized gain (loss)...............      4.12      2.08     (1.66)     3.87       2.06         2.81
                                                                 -------    ------    ------    ------    -------       ------
      Total from investment operations........................      3.85      1.88     (1.73)     3.54       1.99         2.78
      Less distribution from net realized net capital gain....     (1.93)    (2.90)    (1.15)    (1.17)        --        (1.93)
                                                                 -------    ------    ------    ------    -------       ------
      Net asset value, end of period..........................   $ 12.38    $10.46    $11.48    $14.36    $ 11.99       $10.85
                                                                 -------    ------    ------    ------    -------       ------
                                                                 -------    ------    ------    ------    -------       ------
      Total Return............................................     42.22%    17.88%   (11.35)%   29.75%     19.90%        8.50%

      RATIOS/SUPPLEMENTAL DATA
      ------------------------
      Net assets end of period (thousands)....................   $ 4,123    $4,334    $5,477    $6,393    $ 6,837       $    1
      Ratio of expenses to average net assets.................      1.61%     1.75%     1.75%     1.75%      1.75%(c)     1.06%(c)
      Ratio of net investment loss to average net assets......     (1.04)%    (.91)%    (.57)%   (1.57)%    (1.62)%(c)    (.59)%(c)
      Portfolio turnover rate.................................       551%      410%      255%      132%        59%         551%

                                                                                       CLASS R                       CLASS I
                                                                       ----------------------------------------    ------------
                                                                              FISCAL YEARS ENDED MAY 31,           PERIOD ENDED
                                                                       ----------------------------------------       MAY 31,
      RESERVE INTERNATIONAL EQUITY FUND                                 1999       1998       1997      1996(E)       1999(B)
      ---------------------------------                                -------    -------    -------    -------    ------------
      Net asset value, beginning of period....................         $ 13.22    $ 12.59    $ 11.26    $ 10.00      $  10.00
                                                                       -------    -------    -------    -------      --------
      Income from investment operations
      Net investment loss.....................................            (.06)      (.04)      (.07)      (.05)         (.48)
      Net realized and unrealized gain (loss).................            (.43)       .67       1.40       1.31          1.69
                                                                       -------    -------    -------    -------      --------
      Total from investment operations........................            (.49)       .63       1.33       1.26          1.21
                                                                       -------    -------    -------    -------      --------
      Net asset value, end of period..........................         $ 12.73    $ 13.22    $ 12.59    $ 11.26      $  11.21
                                                                       -------    -------    -------    -------      --------
                                                                       -------    -------    -------    -------      --------
      Total Return............................................           (3.78%)     5.00%     11.81%     12.60%        12.00%

      RATIOS/SUPPLEMENTAL DATA
      ------------------------
      Net assets in thousands, end of period..................         $12,310    $12,699    $12,099    $ 3,578      $      1
      Ratio of expenses to average net assets before waiver...            1.87%      2.00%      2.00%      2.00%(c)      1.29%(c)
      Ratio of net investment loss to average net assets......            (.50)%     (.39)%     (.82)%     (.92)%(c)    (5.43)%(c)
      Portfolio turnover rate.................................             174%       114%        52%        70%          174%

                                                                                       CLASS R                       CLASS I
                                                                       ----------------------------------------    ------------
                                                                              FISCAL YEARS ENDED MAY 31,           PERIOD ENDED
                                                                       ----------------------------------------       MAY 31,
      RESERVE LARGE-CAP GROWTH FUND                                     1999       1998       1997      1996(H)       1999(B)
      -----------------------------                                    -------    -------    -------    -------    ------------
      Net asset value, beginning of period....................         $ 18.16    $ 14.61    $ 10.95    $ 10.00      $  10.00
                                                                       -------    -------    -------    -------      --------
      Income from investment operations
      Net investment loss.....................................              --       (.03)      (.03)      (.01)         (.01)
      Net realized and unrealized gain .......................            3.76       3.89       3.69        .96          2.61
                                                                       -------    -------    -------    -------      --------
      Total from investment operations........................            3.76       3.86       3.66        .95          2.60
      Less distributions from net realized gain...............            (.54)      (.31)        --         --          (.54)
                                                                       -------    -------    -------    -------      --------
      Net asset value, end of period..........................         $ 21.38    $ 18.16    $ 14.61    $ 10.95      $  12.06
                                                                       -------    -------    -------    -------      --------
                                                                       -------    -------    -------    -------      --------
      Total Return............................................           21.13%     26.71%     33.42%      9.50%        20.60%

                                                                                       CLASS R                       CLASS I
                                                                       ----------------------------------------    ------------
                                                                              FISCAL YEARS ENDED MAY 31,           PERIOD ENDED
                                                                       ----------------------------------------       MAY 31,
                                                                        1999       1998       1997      1996(H)       1999(B)
                                                                       -------    -------    -------    -------    ------------
      RATIOS/SUPPLEMENTAL DATA
      ------------------------
      Net assets end of period (thousands)..........................   $ 8,118    $ 6,786    $ 3,054    $ 1,231      $ 12,042
      Ratio of expenses to average net assets.......................      1.51%      1.75%      1.75%      1.75%(c)       .87%(c)
      Ratio of net investment loss to average net assets............      (.22)%     (.36)%     (.32)%     (.32)%         .38%(c)
      Portfolio turnover rate.......................................        69%        25%        18%         0%           69%

                                                                                        CLASS R                       CLASS I
                                                                        ----------------------------------------    ------------
                                                                               FISCAL YEARS ENDED MAY 31,           PERIOD ENDED
                                                                        ----------------------------------------       MAY 31,
                                                                         1999       1998       1997      1996(F)       1999(B)
                                                                        -------    -------    -------    -------    ------------
      RESERVE MID-CAP EQUITY FUND
      ---------------------------
      Net asset value, beginning of period...........................   $ 12.98    $ 13.20    $ 12.29    $ 10.94       $10.00
                                                                        -------    -------    -------    -------       ------
      Income from investment operations
      Net investment loss............................................      (.30)      (.26)      (.11)      (.01)        (.38)
      Net realized and unrealized gain...............................      (.92)      1.50       1.02       1.36         2.29
                                                                        -------    -------    -------    -------       ------
      Total from investment operations...............................     (1.22)      1.24        .91       1.35         1.91
      Less distribution from net realized gains......................     (1.16)     (1.46)        --         --        (1.16)
                                                                        -------    -------    -------    -------       ------
      Net asset value, end of period.................................   $ 10.60    $ 12.98    $ 13.20    $ 12.29       $10.75
                                                                        -------    -------    -------    -------       ------
                                                                        -------    -------    -------    -------       ------
      Total Return...................................................     (8.18)%    10.31%      7.40%     12.34%(c)     7.50%

      RATIOS/SUPPLEMENTAL DATA
      ------------------------
      Net assets, end of period (thousands)..........................   $ 1,984    $ 3,381    $ 2,174    $   131       $    1
      Ratio of expenses to average net assets........................      1.63%      1.75%      1.75%      1.74%(c)     1.33%(c)
      Ratio of net investment loss to average net assets.............      (.71)%    (1.21)%    (1.31)%     (.97)%(c)   (2.27)%(c)
      Portfolio turnover rate........................................        43%        73%       102%        85%          43%

                                                                                      CLASS R                         CLASS I
                                                                  ----------------------------------------------    ------------
                                                                            FISCAL YEARS ENDED MAY 31,              PERIOD ENDED
                                                                  -----------------------------------------------      MAY 31,
                                                                   1999      1998      1997      1996     1995(G)      1999(B)
                                                                  ------    ------    ------    ------    -------    ------------
      RESERVE SMALL-CAP GROWTH FUND
      -----------------------------
      Net asset value, beginning of period.....................   $16.66    $15.52    $19.56    $12.21    $ 10.00       $10.00
                                                                  ------    ------    ------    ------    -------       ------
      Income from investment operations
      Net investment loss......................................     (.51)     (.39)     (.28)     (.17)      (.09)        (.08)
      Net realized and unrealized gain (loss)..................     7.46      1.53    (3.76)      8.05       2.30         5.13
                                                                  ------    ------    ------    ------    -------       ------
      Total from investment operations.........................     6.95      1.14    (4.04)      7.88       2.21         5.05
      Less distribution from net realized gain.................       --        --        --      (.53)        --           --
                                                                  ------    ------    ------    ------    -------       ------
      Net asset value, end of period...........................   $23.61    $16.66    $15.52    $19.56    $ 12.21       $15.05
                                                                  ------    ------    ------    ------    -------       ------
                                                                  ------    ------    ------    ------    -------       ------
      Total Return.............................................    41.72%     7.35%   (20.65)%   65.55%     22.10%       50.50%

      RATIOS/SUPPLEMENTAL DATA
      ------------------------
      Net assets in thousands, end of period...................   $6,258    $5,541    $5,789    $6,657    $ 1,241       $    2
      Ratio of expenses to average net assets..................     1.61%     1.75%     1.75%     1.75%      1.75%(c)     1.00%(c)
      Ratio of net investment loss to average net assets.......    (1.44)%   (1.64)%   (1.69)%   (1.70)%    (1.62)%(c)    (.89)%(c)
      Portfolio turnover rate..................................       26%       46%       28%       38%        43%          26%

                                                        (Footnotes on next page)

(Footnotes from previous page)

---------------

(a) From October 28, 1994 (Commencement of Operations) to May 31, 1995.
(b) From October 1, 1998 (Commencement of Operations) to May 31, 1999.
(c) Annualized.
(d) From December 28, 1994 (Commencement of Operations) to May 31, 1995.
(e) From July 13, 1995 (Commencement of Operations) to May 31, 1996.
(f) From March 13, 1996 (Commencement of Operations) to May 31, 1996.
(g) From November 14, 1994 (Commencement of Operations) to May 31, 1995.
(h) From January 2, 1996 (Commencement of Operations) to May 31, 1996.

(7)   SUBSEQUENT EVENTS:

      The Trustees agreed to close Reserve Mid Cap Equity Fund effective July 31, 1999.

                       REPORT OF INDEPENDENT ACCOUNTANTS


To the Shareholders and the Board of Trustees of The Reserve Private Equity
Series:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations, and of changes in net assets and financial highlights present fairly, in all material respects, the financial position of The Reserve Private Equity Series (comprising, respectively, Reserve Blue Chip Fund, Reserve Informed Investors Fund, Reserve International Equity Fund, Reserve Large Cap Growth Fund (formerly Reserve Large Cap Value Fund), Reserve Mid-Cap Equity Fund (formerly Reserve Mid Cap Growth Fund), and Reserve Small Cap Growth Fund (the "Trust") at May 31, 1999, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the period presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


                                         PricewaterhouseCoopers LLP

New York, New York
July 28, 1999

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